UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Strategic Income Fund
Class A / PSRAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.02%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 5.80%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	3.38%	2.43%	3.36%
Class A (without sales charge)	5.80%	2.89%	3.59%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PSRAX-AR-1125
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class C / PSRCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 5.14%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	4.14%	2.22%	2.93%
Class C (without contingent deferred sales charge)	5.14%	2.22%	2.93%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PSRCX-AR-1125
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class R / STIRX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$137	1.33%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class R shares at NAV returned 5.58%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	5.58%	2.59%	3.29%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
STIRX-AR-1125
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class R6 / STRKX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.59%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 6.17%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	6.17%	3.33%	4.04%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
STRKX-AR-1125
Victory Capital Management

Victory Pioneer Strategic Income Fund
Class Y / STRYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.69%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class Y shares at NAV returned 6.18%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	6.18%	3.27%	3.95%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
STRYX-AR-1125
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Trust paid Deloitte & Touche LLP for audit fees of $113,330 and $111,400 during the fiscal years ended September 30, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $17,370 and $19,300 during the fiscal years ended September 30, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended September 30, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $17,370 and $19,300 during the fiscal years ended September 30, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Strategic Income Fund*
(successor to Pioneer Strategic Income Fund)*
Annual: Full Financials | September 30, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Strategic Income Fund.

visit us: vcm.com

Victory Pioneer Strategic Income Fund | Annual | 9/30/251

Schedule of Investments  |  9/30/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.8%
	Senior Secured Floating Rate Loan Interests — 0.9% of Net Assets*(a)
	Cruise Lines — 0.1%
1,950,300	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.163% (Term SOFR + 300 bps), 5/1/31	$ 1,952,129
	Total Cruise Lines	$1,952,129

	Gambling (Non-Hotel) — 0.2%
6,950,000(b)	River Rock Entertainment Authority, California, Term Loan, 6/25/31	$ 6,811,000
	Total Gambling (Non-Hotel)	$6,811,000

	Medical-Drugs — 0.2%
4,847,850	1261229 B.C. Ltd., Initial Term Loan, 10.413% (Term SOFR + 625 bps), 10/8/30	$ 4,790,282
1,257,300	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.163% (Term SOFR + 400 bps), 4/23/31	1,260,835
	Total Medical-Drugs	$6,051,117

	Medical-Wholesale Drug Distribution — 0.1%
2,989,350	Owens & Minor, Inc., Term B-1 Loan, 8.013% (Term SOFR + 375 bps), 3/29/29	$ 2,988,104
	Total Medical-Wholesale Drug Distribution	$2,988,104

	Metal Processors & Fabrication — 0.0%†
974,506	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.082% (Term SOFR + 375 bps), 11/13/28	$ 942,835
	Total Metal Processors & Fabrication	$942,835

	Recreational Centers — 0.1%
2,671,124	Fitness International LLC, Term B Loan, 8.663% (Term SOFR + 450 bps), 2/12/29	$ 2,692,271
	Total Recreational Centers	$2,692,271

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.2%
7,296,157	Hertz Corp., Initial Term B Loan, 8.07% (Term SOFR + 350 bps), 6/30/28	$ 6,593,902
1,423,137	Hertz Corp., Initial Term C Loan, 8.07% (Term SOFR + 350 bps), 6/30/28	1,286,160
	Total Rental Auto & Equipment	$7,880,062

	Total Senior Secured Floating Rate Loan Interests (Cost $29,336,395)	$29,317,518

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
1,018,282(c)+	Desarrolladora Homex SAB de CV	$ 56
	Total Household Durables	$56

	Oil, Gas & Consumable Fuels — 0.0%†
275	Frontera Energy Corp.	$ 1,102
	Total Oil, Gas & Consumable Fuels	$1,102

	Paper & Forest Products — 0.0%
162,828(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(c)	Grupo Aeromexico SAB de CV	$ 2,204,596
	Total Passenger Airlines	$2,204,596

	Total Common Stocks (Cost $1,521,163)	$2,205,754

Principal Amount USD ($)
	Asset Backed Securities — 10.3% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 517,699
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	521,878
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.078% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,621,446
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 3

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
203,662	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	$ 201,602
287,904	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	283,746
1,190,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	1,196,935
671,356	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	681,369
1,539,787	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	1,590,408
2,862,662	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	2,920,332
3,260,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	3,327,609
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,349,880
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,433,984
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,483,284
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	5,081,823
2,176,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	2,231,599
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	2,001,460
3,760,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	3,869,808
5,930,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	5,994,788
6,410,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	6,921,309
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,907,775	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	$ 2,771,451
3,180,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	3,224,883
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.518% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,994,609
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,795,309
4,000,000(d)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.69%, 2/25/46 (144A)	3,661,024
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,283,806
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,165
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,731,768
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	3,105,034
1,900,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,929,409
4,813,939	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	4,880,574
1,032,121	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	1,071,455
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,278,704
3,590,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	3,592,223
14,800,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	15,407,934
13,220,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	13,631,681
10,730,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	11,032,600
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 5

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,560,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class E, 7.52%, 12/15/32 (144A)	$ 7,664,922
13,525,208(d)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	13,695,790
7,301,250(d)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	7,405,586
4,197,898(d)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	4,255,316
16,422,191(d)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	16,484,214
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.937% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	998,413
2,830,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	2,967,991
12,197,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	12,563,191
4,270,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class E, 7.73%, 6/15/32 (144A)	4,431,866
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,875,220
6,641,858(e)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	6,698,507
1,500,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class D, 9.22%, 1/25/29 (144A)	1,545,036
1,050,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class D, 9.41%, 1/27/31 (144A)	1,099,842
15,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	14,667,318
9,887,659(f)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	2,026,970
571,636	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	545,196
528,781(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.639% (SOFR30A + 525 bps), 5/20/32 (144A)	541,643
824,687(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class D, 8.389% (SOFR30A + 400 bps), 10/20/32 (144A)	833,447
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 10.914% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	$ 2,103,428
136,963	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	135,935
2,010,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	2,010,966
3,830,000	Libra Solutions LLC, Series 2025-1A, Class B, 8.055%, 8/15/39 (144A)	3,841,164
3,200,000	Merchants Fleet Funding LLC, Series 2024-1A, Class E, 9.35%, 4/20/37 (144A)	3,253,973
956,758	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	945,686
2,934,226	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,351,968
4,500,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER3, 11.082% (3 Month Term SOFR + 675 bps), 7/22/38 (144A)	4,560,660
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	6,103,618
5,450,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	5,579,620
4,997,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	5,145,549
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	5,815,808
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,324,189
3,110,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	3,102,353
2,959,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	2,998,008
2,765,145(e)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	2,803,059
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	9,400,627
3,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,850,297
6,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,722,909
3,750,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	210,000
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 7

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	$ 1,527,750
2,526,468	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	2,579,134
2,300,000	SCF Equipment Leasing LLC, Series 2024-1A, Class E, 9.00%, 12/20/34 (144A)	2,461,691
4,200,000	SCF Equipment Trust LLC, Series 2025-1A, Class E, 6.75%, 11/20/35 (144A)	4,339,999
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 7.875% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,658,672
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 11.48% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	2,939,865
4,022,000(f)	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	1,806,213
7,690,000(f)	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	4,383,277
2,550,000(f)	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30 (144A)	762,981
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,008,675
3,500,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	3,652,403
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,635,312
5,260,384(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	5,324,516
633,716	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	625,935
400,241	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	394,752
	Total Asset Backed Securities (Cost $364,411,702)	$349,345,048

	Collateralized Mortgage Obligations—7.5% of Net Assets
5,970,020(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 4,083,585
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,107,416(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.506% (SOFR30A + 215 bps), 8/25/34 (144A)	$ 2,110,771
5,110,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.556% (SOFR30A + 320 bps), 8/25/34 (144A)	5,159,833
8,062,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	6,031,085
2,803,370(d)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,640,530
2,680,613	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,549,597
3,450,000(d)	CFMT LLC, Series 2024-HB14, Class M4, 3.00%, 6/25/34 (144A)	3,224,154
6,710,000(d)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	6,339,445
5,264,850(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	4,249,036
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.121% (SOFR30A + 376 bps), 2/25/40 (144A)	2,767,450
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.121% (SOFR30A + 376 bps), 2/25/40 (144A)	5,142,244
7,980,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.856% (SOFR30A + 450 bps), 1/25/42 (144A)	8,274,302
3,280,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.306% (SOFR30A + 195 bps), 3/25/44 (144A)	3,304,731
3,740,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.056% (SOFR30A + 170 bps), 7/25/44 (144A)	3,755,783
1,894,537(e)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	1,916,726
285,362(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	3
2,638,958(d)	CSMC Trust, Series 2021-RPL2, Class M3, 3.566%, 1/25/60 (144A)	1,817,372
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 9

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.306% (SOFR30A + 395 bps), 9/26/33 (144A)	$ 8,454,442
6,337,163(a)(g)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.543% (SOFR30A + 592 bps), 7/15/42	807,997
3,631,827(a)(g)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.063% (SOFR30A + 644 bps), 8/15/42	565,763
1,782,192(g)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	350,690
2,140,014(g)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	450,872
2,630,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.006% (SOFR30A + 565 bps), 12/25/50 (144A)	3,025,854
2,670,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.471% (SOFR30A + 1,011 bps), 7/25/50 (144A)	3,549,275
6,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.756% (SOFR30A + 740 bps), 11/25/50 (144A)	7,649,043
2,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.106% (SOFR30A + 375 bps), 12/25/41 (144A)	2,400,580
2,431,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.263% (SOFR30A + 491 bps), 9/25/47 (144A)	2,616,364
1,322,719(a)(g)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.079% (SOFR30A + 644 bps), 8/25/41	122,715
1,514,617(a)(g)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.729% (SOFR30A + 609 bps), 6/25/48	195,003
1,707,409(a)(g)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.579% (SOFR30A + 594 bps), 7/25/49	205,932
1,346,549(a)(g)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.579% (SOFR30A + 594 bps), 8/25/49	189,410
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,377,318(a)(g)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.579% (SOFR30A + 594 bps), 8/25/49	$ 198,476
1,519,034(g)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	321,188
194,304,463(d)(g)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.204%, 6/1/51 (144A)	2,400,748
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
861,565	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	865,889
1,474,998(a)(g)	Government National Mortgage Association, Series 2019-103, Class SB, 1.80% (1 Month Term SOFR + 594 bps), 8/20/49	186,182
13,289,201(a)(g)	Government National Mortgage Association, Series 2019-117, Class SB, 7.618% (1 Month Term SOFR + 331 bps), 9/20/49	167,141
18,959,940(g)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,142,815
19,093,517(g)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,130,567
8,742,639(g)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,432,804
1,612,281(g)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	274,412
3,809,964(g)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	792,633
10,959,913(a)(g)	Government National Mortgage Association, Series 2020-9, Class SA, 7.548% (1 Month Term SOFR + 324 bps), 1/20/50	148,362
2,231,851(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.971%, 3/25/50 (144A)	1,964,133
1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.971%, 3/25/50 (144A)	1,088,166
9,640,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,963,866
2,376,121(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.924%, 2/26/52 (144A)	1,966,375
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 11

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,731,341(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.956% (SOFR30A + 460 bps), 10/25/33 (144A)	$ 1,775,588
64,169,703(d)(g)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.234%, 7/25/51 (144A)	815,000
2,400,363(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.234%, 7/25/51 (144A)	2,080,891
4,350,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.268%, 9/25/56 (144A)	3,417,019
981,000(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 5.763%, 4/25/46 (144A)	825,770
123,363,930(d)(g)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	794,649
2,000,000(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,398,388
6,071,623(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,880,433
108,166,689(d)(g)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.113%, 12/25/51 (144A)	685,377
1,867,796(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.97%, 10/25/51 (144A)	1,533,251
1,588,874(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.97%, 10/25/51 (144A)	1,087,315
4,369,070(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.097%, 8/25/52 (144A)	3,582,091
5,650,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,087,965
4,186,802(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 7.622% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	4,340,476
1,872,905(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.156% (SOFR30A + 180 bps), 3/25/51 (144A)	1,860,668
1,661,873(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 7.106% (SOFR30A + 275 bps), 3/25/51 (144A)	1,670,514
816,471	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	765,442
1,562,189	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,493,844
5,521,647	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,008,835
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,734,245(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.663%, 6/25/51 (144A)	$ 3,044,354
6,824,534(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 6.937% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	6,855,316
13,903,950(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.844%, 11/25/59 (144A)	12,038,139
2,321,792(d)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.711%, 6/25/51 (144A)	1,338,935
1,950,000(d)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	1,903,843
1,764,407(d)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	1,423,378
3,364,725(d)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.477%, 4/25/51 (144A)	2,679,934
2,627,590(d)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,184,528
2,548,712(d)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.348%, 4/25/51 (144A)	2,053,068
2,145,956(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	1,808,949
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 9.356% (SOFR30A + 500 bps), 11/25/31 (144A)	1,523,192
1,731,700(d)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.70%, 12/25/51 (144A)	1,388,995
3,975,227(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.704%, 7/25/51 (144A)	3,350,065
1,723,000(d)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.629%, 11/25/51 (144A)	827,181
3,718,619(d)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.748%, 1/25/52 (144A)	3,073,513
10,150,000(d)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	7,307,514
1,783,000(d)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.854%, 1/25/52 (144A)	908,384
4,100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,746,836
2,743,712(d)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.944%, 2/25/52 (144A)	1,406,526
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 13

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,750,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.971% (SOFR30A + 1,061 bps), 2/25/47 (144A)	$ 5,816,675
5,000,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.794%, 10/25/56 (144A)	4,271,314
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.422% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,734,715
8,418,596(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,559,511
5,076,965(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.756% (SOFR30A + 340 bps), 11/25/33 (144A)	5,124,203
800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	743,596
2,250,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,619,205
8,970,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,967,998
	Total Collateralized Mortgage Obligations (Cost $293,228,790)	$255,797,729

	Commercial Mortgage-Backed Securities—6.0% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.265% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 4,874,300
1,660,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 6.06% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	1,662,130
4,180,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.772% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	4,169,551
2,510,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.322% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	2,503,726
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,390,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 7.822% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	$ 1,386,526
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.236% (SOFR30A + 285 bps), 1/20/37 (144A)	3,518,999
3,788,082(e)(g)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	1,412,529
1,704,240(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 8.115% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	614,003
2,945,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.164% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	2,942,239
2,685,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.561% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	2,683,322
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.509% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	9,000,000
3,325,000(a)	BX Trust, Series 2021-ARIA, Class F, 6.858% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	3,325,000
6,330,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.407% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	6,298,350
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,234,685
4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.958%, 4/15/50	3,707,420
2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.929%, 11/15/48	2,624,452
1,455,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.106% (SOFR30A + 775 bps), 1/25/51 (144A)	1,601,081
2,750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 8.106% (SOFR30A + 375 bps), 1/25/51 (144A)	2,832,122
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 15

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,000,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.356% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 6,221,795
4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.882%, 12/25/26 (144A)	4,381,966
2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	2,711,430
2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.161%, 11/25/32 (144A)	2,021,726
1,875,000(d)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.445%, 8/25/33 (144A)	1,665,757
3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.625%, 1/25/26 (144A)	3,509,699
6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 4.03%, 12/25/27 (144A)	6,066,216
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.469% (SOFR30A + 511 bps), 10/25/28	1,306,277
975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.247%, 10/25/31 (144A)	882,292
2,962,564(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,831,828
8,406,324(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.369% (SOFR30A + 701 bps), 8/25/29	8,121,411
927,969(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.719% (SOFR30A + 636 bps), 1/25/27 (144A)	917,629
1,209,412(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.469% (SOFR30A + 911 bps), 7/25/30 (144A)	1,231,698
5,000,000(h)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,908,707
81,158,843(g)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	368,315
18,374,996(g)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	77,236
10,000,000(h)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	6,302,436
123,206,486(g)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	493,504
10,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	38,970
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,110,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.519% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	$ 6,117,325
5,532,854(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.92% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	5,350,886
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.815% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	2,170,184
750,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.358% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	575,596
550,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.99%, 10/5/39 (144A)	549,103
11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	1,225,495
5,495,499	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,270,758
895,377(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.175%, 5/15/48	888,662
3,530,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	3,326,296
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,735,929
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,922,228
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,178,474
9,032,578(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.721% (SOFR30A + 336 bps), 10/25/49 (144A)	9,169,701
1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	657,471
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	2,296,800
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 17

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.222% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	$ 5,597,165
893,636(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	885,960
5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.24%, 2/25/52 (144A)	4,837,056
2,443,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,229,920
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	7,079,476
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	6,493,288
1,500,000(d)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,234,528
7,000,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	7,082,083
3,500,000(d)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.818%, 12/10/34 (144A)	3,544,029
67,584,000(d)(g)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.487%, 3/15/51	574,978
5,387,253(d)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	5,424,078
3,251,215(d)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	3,292,153
2,830,000(d)	VRTX Trust, Series 2025-HQ, Class D, 6.815%, 8/5/42 (144A)	2,880,691
452,918(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.65% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	451,609
	Total Commercial Mortgage-Backed Securities (Cost $229,894,454)	$205,491,249

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 99,272
	Total Banks	$99,272

The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Entertainment — 0.0%†
290,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 321,465
	Total Entertainment	$321,465

	REITS — 0.0%†
1,220,000	Boston Properties LP, 2.00%, 10/1/30 (144A)	$ 1,215,120
	Total REITS	$1,215,120

	Total Convertible Corporate Bonds (Cost $2,604,198)	$1,635,857

	Corporate Bonds — 40.6% of Net Assets
	Aerospace & Defense — 0.9%
12,140,000	Boeing Co., 6.858%, 5/1/54	$ 13,848,136
3,475,000	Boeing Co., 7.008%, 5/1/64	4,022,845
EUR3,430,000	Czechoslovak Group AS, 5.25%, 1/10/31 (144A)	4,183,926
6,390,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	6,582,933
682,000	TransDigm, Inc., 6.25%, 1/31/34 (144A)	701,382
1,235,000	TransDigm, Inc., 6.75%, 1/31/34 (144A)	1,276,939
	Total Aerospace & Defense	$30,616,161

	Airlines — 1.1%
5,387,630(i)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 5,249,572
1,189,900	American Airlines Pass-Through Trust, 3.95%, 7/11/30	1,136,391
11,240,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	11,180,428
1,810,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,807,556
3,915,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	3,909,715
4,035,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	4,198,216
1,070,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	1,125,162
EUR7,700,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	9,327,583
	Total Airlines	$37,934,623

	Auto Manufacturers — 3.8%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,537,950
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,912,245
13,710,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	13,948,788
10,520,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	10,752,254
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 19

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
2,052,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	$ 2,062,205
18,130,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	18,625,949
3,490,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	3,631,534
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,960,478
21,480,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	22,161,835
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	14,071,581
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	19,302,286
7,410,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,597,766
	Total Auto Manufacturers	$127,564,871

	Auto Parts & Equipment — 0.3%
EUR2,220,000	Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/31 (144A)	$ 2,655,502
2,605,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	2,624,868
2,635,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	2,690,825
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	2,312,099
	Total Auto Parts & Equipment	$10,283,294

	Banks — 6.5%
20,800,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 18,772,163
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	5,146,678
9,295,000(d)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,607,988
8,900,000	Banco Bradesco S.A., 6.50%, 1/22/30 (144A)	9,389,500
3,460,000(d)(j)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	3,700,169
8,400,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	7,643,933
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,560,418
6,915,000(d)(j)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	7,327,715
2,101,000(d)(j)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	2,197,243
17,270,000(d)(j)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	18,025,511
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Banks — (continued)
6,150,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	$ 5,452,033
8,389,000(d)(j)	Citigroup, Inc., 6.75% (5 Year CMT Index + 257 bps)	8,517,067
4,129,000(d)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	4,311,247
6,660,000+	Credito Real S.A.B de CV SOFOM ENR, 8.00%, 1/21/28	—
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,516,700
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	992,832
7,605,000(d)(j)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	7,841,330
19,300,000(d)(j)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	17,206,130
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	9,902,752
7,605,000(d)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,962,411
1,930,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	2,023,566
6,765,000(d)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	7,115,948
16,049,000(d)(j)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,885,417
3,700,000(d)(j)	Nordea Bank Abp, 6.75% (5 Year CMT Index + 272 bps) (144A)	3,753,628
5,010,000(d)(f)(j)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
2,810,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,957,497
23,889,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	24,084,187
9,395,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	10,033,316
3,595,000(d)(j)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,800,948
	Total Banks	$219,728,327

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 21

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.4%
EUR6,130,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 7,310,249
7,198,000	Royalty Pharma Plc, 5.20%, 9/25/35	7,191,889
	Total Biotechnology	$14,502,138

	Building Materials — 0.2%
6,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	$ 6,695,158
	Total Building Materials	$6,695,158

	Chemicals — 0.8%
3,685,000	Braskem Netherlands Finance BV, 8.00%, 10/15/34 (144A)	$ 1,376,347
EUR3,235,000	Celanese US Holdings LLC, 5.00%, 4/15/31	3,776,574
12,205,000	Celanese US Holdings LLC, 7.20%, 11/15/33	12,688,351
10,207,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	10,385,296
	Total Chemicals	$28,226,568

	Commercial Services — 0.7%
7,195,000	ADT Security Corp., 5.875%, 10/15/33	$ 7,195,000
2,435,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	2,546,891
7,474,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	7,218,080
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,797,154
1,640,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	1,703,510
2,480,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	2,588,877
	Total Commercial Services	$25,049,512

	Computers — 0.0%†
EUR1,425,000	Almaviva-The Italian Innovation Co. S.p.A., 5.00%, 10/30/30 (144A)	$ 1,699,515
	Total Computers	$1,699,515

	Distribution/Wholesale — 0.0%†
1,205,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,208,152
	Total Distribution/Wholesale	$1,208,152

	Diversified Financial Services — 3.5%
7,750,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 7,993,296
6,950,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,998,935
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
2,410,000(d)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	$ 2,500,026
13,000,000	Citadel Securities Global Holdings LLC, 5.50%, 6/18/30 (144A)	13,342,655
2,917,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	3,064,237
745,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	780,872
4,780,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	5,083,779
4,660,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	4,903,138
17,225,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	17,795,802
1,765,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	1,833,190
5,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	5,703,937
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	5,368,187
2,885,000	OneMain Finance Corp., 6.125%, 5/15/30	2,921,596
3,830,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	3,906,929
5,000,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	5,319,570
8,110,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	8,569,302
3,070,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	3,150,802
3,100,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	3,199,553
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	3,760,768
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	6,852,263
3,316,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,270,418
2,915,000	UWM Holdings LLC, 6.25%, 3/15/31 (144A)	2,901,117
	Total Diversified Financial Services	$118,220,372

	Electric — 1.1%
7,670,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 7,484,000
7,400,000(d)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	7,374,071
2,930,000(d)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	2,934,120
4,640,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (144A)	4,528,194
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 23

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
2,705,000(d)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	$ 2,776,000
10,760,000(d)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	10,995,257
	Total Electric	$36,091,642

	Energy-Alternate Sources — 0.0%†
555,973	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 530,354
	Total Energy-Alternate Sources	$530,354

	Engineering & Construction — 0.5%
9,780,000	AECOM, 6.00%, 8/1/33 (144A)	$ 9,998,974
5,565,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	5,381,316
	Total Engineering & Construction	$15,380,290

	Entertainment — 1.2%
EUR7,345,000(i)	LHMC Finco 2 S.a.r.l., 8.625% (9.38% PIK or 8.63% Cash), 5/15/30 (144A)	$ 8,951,847
17,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	15,479,951
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,541,992
9,970,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	10,543,177
	Total Entertainment	$39,516,967

	Environmental Control — 0.0%†
5,455,000	Ambipar Lux S.a.r.l., 10.875%, 2/5/33 (144A)	$ 903,403
	Total Environmental Control	$903,403

	Food — 0.7%
5,010,000	Aragvi Finance International DAC, 11.125%, 11/20/29 (144A)	$ 5,036,071
EUR2,875,000	Darling Global Finance BV, 4.50%, 7/15/32 (144A)	3,407,889
1,038,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	1,120,617
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	13,185,764
	Total Food	$22,750,341

	Forest Products & Paper — 0.1%
EUR4,000,000	Fedrigoni S.p.A., 6.125%, 6/15/31 (144A)	$ 4,668,086
	Total Forest Products & Paper	$4,668,086

The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Healthcare-Products — 0.4%
12,042,000(d)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 12,410,907
	Total Healthcare-Products	$12,410,907

	Healthcare-Services — 1.3%
7,170,800	Auna S.A., 10.00%, 12/18/29 (144A)	$ 7,600,331
8,030,000	Elevance Health, Inc., 5.00%, 1/15/36	7,971,575
EUR1,285,000	Mehilainen Yhtiot Oy, 5.125%, 6/30/32 (144A)	1,540,653
10,575,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	10,998,000
EUR2,440,000	RAY Financing LLC, 6.50%, 7/15/31 (144A)	2,918,561
5,770,000	Rede D'or Finance S.a.r.l., 6.45%, 9/9/35 (144A)	5,928,675
6,325,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,476,688
	Total Healthcare-Services	$43,434,483

	Insurance — 3.0%
3,800,000(d)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,898,884
3,600,000(d)(j)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	3,716,640
10,720,000	CNO Financial Group, Inc., 6.45%, 6/15/34	11,375,780
11,134,000(d)(j)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	11,573,370
9,880,000(d)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	9,249,536
13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	11,007,305
6,810,000(d)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	7,068,781
4,763,000(d)	Hanwha Life Insurance Co., Ltd., 6.30% (5 Year CMT Index + 229 bps), 6/24/55 (144A)	4,986,627
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,564,100
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 25

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
17,015,000(d)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	$ 17,703,495
3,590,000(d)	Nippon Life Insurance Co., 6.50% (5 Year CMT Index + 319 bps), 4/30/55 (144A)	3,865,486
	Total Insurance	$103,010,004

	Internet — 0.3%
5,540,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,789,300
EUR3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	3,780,929
	Total Internet	$9,570,229

	Iron & Steel — 0.5%
3,185,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,216,739
6,905,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	7,049,107
920,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	948,277
2,400,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	2,472,972
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	2,123,329
	Total Iron & Steel	$15,810,424

	Leisure Time — 0.5%
EUR6,280,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 7,951,199
EUR5,230,000	Carnival Plc, 4.125%, 7/15/31 (144A)	6,215,889
2,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,731,079
	Total Leisure Time	$15,898,167

	Lodging — 0.8%
EUR5,055,000	Essendi S.A., 5.625%, 5/15/32 (144A)	$ 6,119,315
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,407,083
3,360,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	3,412,597
1,360,000	Melco Resorts Finance, Ltd., 6.50%, 9/24/33 (144A)	1,361,074
5,783,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	6,058,221
	Total Lodging	$27,358,290

	Machinery-Diversified — 0.1%
EUR4,025,000(a)	Mangrove Luxco III S.a.r.l., 7.026% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 4,750,574
	Total Machinery-Diversified	$4,750,574

The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Media — 0.2%
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	$ 2,175,249
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,804,340
	Total Media	$5,979,589

	Mining — 0.8%
5,500,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55 (144A)	$ 5,900,400
2,440,000	First Quantum Minerals, Ltd., 7.25%, 2/15/34 (144A)	2,522,845
1,840,000	First Quantum Minerals, Ltd., 8.00%, 3/1/33 (144A)	1,942,777
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	11,269,433
7,050,000	Novelis Corp., 6.375%, 8/15/33 (144A)	7,122,867
	Total Mining	$28,758,322

	Miscellaneous Manufacturing — 0.2%
5,220,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 5,357,704
	Total Miscellaneous Manufacturing	$5,357,704

	Multi-National — 1.2%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,927,515
BRL121,895,000(h)	European Bank for Reconstruction & Development, 2/2/32	11,085,171
TRY944,110,000(h)	European Bank for Reconstruction & Development, 7/11/36	1,612,050
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,711,715
INR435,400,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	4,853,282
INR581,000,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28	6,576,008
KZT1,339,000,000	International Bank for Reconstruction & Development, 10.00%, 9/16/26	2,266,230
	Total Multi-National	$40,031,971

	Oil & Gas — 3.6%
3,585,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 3,779,307
17,500,000	APA Corp., 6.75%, 2/15/55	17,640,798
1,300,000	Azule Energy Finance Plc, 8.125%, 1/23/30 (144A)	1,310,904
5,613,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	5,371,274
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 27

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
4,000,000	Energean Plc, 6.50%, 4/30/27 (144A)	$ 3,975,000
7,930,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	7,624,294
23,191,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	22,664,256
5,050,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	5,190,936
7,352,403	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,295,642
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	4,395,098
8,381,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	8,186,072
5,375,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	5,299,031
1,230,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,205,438
5,045,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,307,169
5,060,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	4,914,525
14,279,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	14,427,145
4,404,000	YPF S.A., 6.95%, 7/21/27 (144A)	4,375,736
	Total Oil & Gas	$120,962,625

	Oil & Gas Services — 0.1%
3,000,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	$ 3,093,972
	Total Oil & Gas Services	$3,093,972

	Pharmaceuticals — 0.9%
2,875,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 2,947,025
2,424,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27	—
EUR22,674,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	27,253,658
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,335,055
14,050,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$31,535,738

	Pipelines — 1.7%
4,115,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 4,178,500
3,425,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,531,142
5,520,000(d)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	5,853,562
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Pipelines — (continued)
5,520,000(d)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	$ 5,840,105
6,338,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	7,248,866
1,545,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,574,942
3,845,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	4,082,863
9,271,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	9,686,202
5,730,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	5,758,203
3,278,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,441,803
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,697,118
4,840,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	5,094,862
	Total Pipelines	$57,988,168

	Real Estate — 0.1%
4,050,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,781,485
	Total Real Estate	$3,781,485

	REITS — 0.4%
640,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 565,484
610,000	Highwoods Realty LP, 3.05%, 2/15/30	564,944
3,785,000(k)	Starwood Property Trust, Inc., 5.25%, 10/15/28 (144A)	3,786,096
5,325,000(k)	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	5,321,687
2,975,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,793,927
1,925,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	1,839,053
	Total REITS	$14,871,191

	Retail — 0.2%
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	$ 5,298,394
	Total Retail	$5,298,394

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 29

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Semiconductors — 0.6%
1,040,000	Amkor Technology, Inc., 5.875%, 10/1/33 (144A)	$ 1,050,591
8,134,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	8,577,371
10,114,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	10,810,190
	Total Semiconductors	$20,438,152

	Software — 0.4%
12,390,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 12,698,251
	Total Software	$12,698,251

	Telecommunications — 1.4%
475,000(f)	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 408,500
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,567,090
9,874,000	Altice France S.A., 5.50%, 1/15/28 (144A)	8,689,120
EUR2,785,000	Iliad Holding SASU, 5.375%, 4/15/30 (144A)	3,339,566
1,580,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	1,694,539
5,830,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	5,941,819
2,225,000	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	2,325,201
18,125,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	17,877,509
6,545,000	Turkcell Iletisim Hizmetleri AS, 7.65%, 1/24/32 (144A)	6,841,984
	Total Telecommunications	$48,685,328

	Transportation — 0.1%
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	$ 2,321,298
2,590,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	2,516,785
	Total Transportation	$4,838,083

	Total Corporate Bonds (Cost $1,358,653,165)	$1,378,131,825

	Insurance-Linked Securities — 3.5% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.004%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 499,250
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Earthquakes – U.S. — (continued)
500,000(a)	Acorn Re, 7.004%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	$ 509,550
500,000(a)	Ursa Re, 9.432%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	502,800
		$1,511,600

	Flood – U.S. — 0.0%†
1,000,000(a)	FloodSmart Re, 18.264%, (3 Month U.S. Treasury Bill + 1,436 bps), 3/12/27 (144A)	$ 1,061,200
	Health – U.S. — 0.2%
2,000,000(a)	Vitality Re XIII, 5.904%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,001,800
4,000,000(a)	Vitality Re XIV, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	4,097,200
400,000(a)	Vitality Re XIV, 8.404%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	411,000
		$6,510,000

	Multiperil – Massachusetts — 0.0%†
500,000(a)	Mayflower Re, 7.432%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 512,750
	Multiperil – U.S. — 0.8%
500,000(a)	Aquila Re, 9.39%, (BRMMUSDF + 539 bps), 6/7/27 (144A)	$ 518,400
250,000(a)	Bonanza Re, 7.72%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	250,575
1,000,000(a)	Bonanza Re, 9.47%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	1,023,500
750,000(a)	Commonwealth Re, 7.654%, (T-BILL + 375 bps), 7/10/28 (144A)	769,050
250,000(a)	Four Lakes Re, 9.404%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	253,350
250,000(a)	Four Lakes Re, 9.704%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	255,575
250,000(a)	Four Lakes Re, 12.154%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	253,775
750,000(a)	Fuchsia 2024-1 , 9.072%, (3 Month U.S. Treasury Bill + 514 bps), 4/6/28 (144A)	770,775
500,000(a)	Herbie Re, 11.157%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	518,050
2,500,000(a)	High Point Re, 9.64%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	2,565,750
500,000(a)	Merna Re Companywide, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 7/7/28 (144A)	527,600
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 31

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Merna Re Enterprise, 11.657%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	$ 518,600
500,000(a)	Merna Re II, 11.374%, (3 Month U.S. Treasury Bill + 747 bps), 7/7/27 (144A)	529,500
1,000,000(a)	Merna Re II, 12.394%, (3 Month U.S. Treasury Bill + 849 bps), 7/7/27 (144A)	1,043,800
850,000(a)	Mystic Re, 15.904%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	904,655
2,900,000(a)	Mystic Re IV, 12.834%, (3 Month U.S. Treasury Bill + 893 bps), 1/8/26 (144A)	2,960,610
750,000(a)	Residential Re, 9.284%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	776,925
750,000(a)	Residential Re, 9.872%, (3 Month U.S. Treasury Bill + 597 bps), 12/6/27 (144A)	789,600
750,000(a)	Residential Re, 10.844%, (3 Month U.S. Treasury Bill + 694 bps), 12/6/28 (144A)	781,875
1,500,000(a)	Residential Re, 11.497%, (3 Month U.S. Treasury Bill + 759 bps), 12/6/26 (144A)	1,567,800
1,500,000(a)	Residential Re, 12.632%, (1 Month U.S. Treasury Bill + 870 bps), 12/6/27 (144A)	1,598,400
600,000(a)	Sanders Re, 7.932%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	616,200
1,500,000(a)	Sanders Re, 8.01%, (JMMMUSTF + 399 bps), 4/7/29 (144A)	1,508,850
600,000(a)	Sanders Re, 8.182%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	627,480
600,000(a)	Sanders Re, 8.404%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	614,280
600,000(a)	Sanders Re, 8.654%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	624,240
2,000,000(a)	Sanders Re, 9.38%, (JMMMUSTF + 536 bps), 4/7/29 (144A)	2,054,200
750,000(a)	Sanders Re, 9.464%, (3 Month U.S. Treasury Bill + 556 bps), 4/7/28 (144A)	787,575
250,000(a)	Sanders Re III, 9.402%, (3 Month U.S. Treasury Bill + 547 bps), 4/7/27 (144A)	258,625
750,000(a)	Sanders Re III, 9.922%, (3 Month U.S. Treasury Bill + 599 bps), 4/7/27 (144A)	783,300
		$27,052,915

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.435%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 836,175
250,000(a)	Easton Re, 11.404%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	257,350
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
500,000(a)	Galileo Re, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	$ 507,000
1,000,000(a)	Galileo Re, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,051,000
250,000(a)	Matterhorn Re, 9.938%, (SOFR + 575 bps), 12/8/25 (144A)	250,975
800,000(a)	Mona Lisa Re, 16.407%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	819,200
		$3,721,700

	Multiperil – U.S. Regional — 0.1%
750,000(a)	Aquila Re, 11.164%, (3 Month U.S. Treasury Bill + 726 bps), 6/8/26 (144A)	$ 779,775
1,000,000(a)	Locke Tavern Re, 8.869%, (3 Month U.S. Treasury Bill + 496 bps), 4/9/26 (144A)	1,020,600
2,500,000(a)	Long Point Re IV, 8.157%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,537,500
		$4,337,875

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 11.776%, (SOFR + 757 bps), 6/5/26 (144A)	$ 1,295,250
500,000(a)	Cat Re 2001, 16.944%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	527,000
1,000,000(a)	Kendall Re, 10.154%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,052,900
250,000(a)	Silk Road Re, 9.904%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	251,875
		$3,127,025

	Windstorm – Florida — 0.1%
309,439(a)	Integrity Re, 4.404%, (3 Month U.S. Treasury Bill + 50 bps), 6/6/30 (144A)	$ 139,248
750,000(a)	Integrity Re, 11.904%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	782,325
750,000(a)	Integrity Re, 13.654%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	788,550
250,000(a)	Marlon Re, 11.213%, (3 Month U.S. Treasury Bill + 731 bps), 6/7/27 (144A)	267,800
500,000(a)	Merna Re II, 12.654%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	531,100
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 33

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
750,000(a)	Palm Re, 11.682%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	$ 792,825
500,000(a)	Purple Re, 13.03%, (1 Month U.S. Treasury Bill + 913 bps), 6/7/27 (144A)	530,300
		$3,832,148

	Windstorm – Massachusetts — 0.0%†
750,000(a)	Mayflower Re, 8.829%, (1 Month U.S. Treasury Bill + 493 bps), 7/8/27 (144A)	$ 774,075
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.371%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 262,950
250,000(a)	International Bank for Reconstruction & Development, 17.871%, (SOFR + 1,372 bps), 4/24/28 (144A)	271,825
		$534,775

	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 9.157%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 517,600
1,250,000(a)	Blue Ridge Re, 11.98%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,323,375
1,750,000(a)	Cape Lookout Re, 10.802%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	1,837,150
		$3,678,125

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.442%, (1 Month U.S. Treasury Bill + 654 bps), 6/7/27 (144A)	$ 528,900
250,000(a)	Alamo Re, 12.338%, (1 Month U.S. Treasury Bill + 843 bps), 6/7/27 (144A)	268,275
1,000,000(a)	Alamo Re, 12.984%, (1 Month U.S. Treasury Bill + 908 bps), 6/7/26 (144A)	1,052,500
		$1,849,675

	Windstorm – U.S. — 0.2%
250,000(a)	Bonanza Re, 11.934%, (3 Month U.S. Treasury Bill + 803 bps), 1/8/26 (144A)	$ 253,625
1,000,000(a)	Cape Lookout Re, 11.104%, (1 Month U.S. Treasury Bill + 720 bps), 4/28/26 (144A)	1,035,400
500,000(a)	Gateway Re, 17.844%, (1 Month U.S. Treasury Bill + 1,394 bps), 2/24/26 (144A)	523,750
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
250,000(a)	Gateway Re II, 13.474%, (3 Month U.S. Treasury Bill + 957 bps), 4/27/26 (144A)	$ 261,325
2,500,000(a)	Queen Street Re, 11.404%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,525,000
		$4,599,100

	Windstorm – U.S. Multistate — 0.0%†
625,000(a)	Chartwell Re, 9.904%, (3 Month U.S. Treasury Bill + 600 bps), 6/7/28 (144A)	$ 655,562
250,000(a)	Chartwell Re, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/28 (144A)	258,850
250,000(a)	Gateway Re, 9.804%, (1 Month U.S. Treasury Bill + 590 bps), 7/8/27 (144A)	259,900
		$1,174,312

	Winterstorm – Florida — 0.0%†
1,000,000(a)	Lightning Re, 14.904%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 1,044,800
	Total Event Linked Bonds	$65,322,075

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Multiperil – Massachusetts — 0.0%†
400,000(c)(l)+	Portsalon Re 2022, 5/31/28	$ 359,440
	Multiperil – U.S. — 0.3%
1,506,560(c)(l)+	Ballybunion Re 2022, 12/31/27	$ —
9,326,910(c)(l)+	PI0047 2024-1, 12/31/29	10,110,468
		$10,110,468

	Multiperil – Worldwide — 0.2%
1,000,000(c)(l)+	Cheltenham-PI0051 Re 2025, 5/31/29	$ 921,400
250,000(c)(l)+	Epsom Re 2025, 12/31/30	247,209
5,000,000(c)(l)+	Gamboge Re, 3/31/30	2,326,000
750,000(c)(l)+	Merion Re 2025-1, 12/31/30	746,416
250,000(c)(l)+	Old Head Re 2025, 12/31/30	242,950
1,000,000(c)(l)+	Phoenix 3 Re, 1/4/39	1,141,300
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 35

Schedule of Investments  |  9/30/25 (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
750,000(c)(l)+	Pine Valley Re 2025, 12/31/29	$ 746,333
2,000,000(c)(l)+	Walton Health Re 2022, 12/15/27	202,600
		$6,574,208

	Total Collateralized Reinsurance	$17,044,116

	Reinsurance Sidecars — 1.1%
	Multiperil – U.S. — 0.0%†
3,000,000(c)(m)+	Harambee Re 2018, 12/31/25	$ 10,200
5,000,000(c)(m)+	Harambee Re 2019, 12/31/25	—
3,000,000(c)(m)+	Harambee Re 2020, 12/31/25	—
		$10,200

	Multiperil – Worldwide — 1.1%
250,000(c)(m)+	Alturas Re 2020-3, 9/30/26	$ —
236,951(c)(m)+	Alturas Re 2021-3, 7/31/26	6,635
2,318,301(c)(m)+	Alturas Re 2022-2, 12/31/27	160,890
1,000,000(c)(l)+	Banbury-PI0050 Re 2024, 3/31/30	1,048,254
4,000,000(c)(l)+	Bantry Re 2025, 12/31/30	4,092,030
3,250,000(c)(l)+	Bantry Re 2025, 6/30/31	3,507,099
2,000,000(c)(l)+	Berwick Re 2020-1, 12/31/25	—
2,000,000(c)(l)+	Berwick Re 2025, 12/31/30	2,040,000
1,000,000(c)(l)+	Clearwater Re 2025, 12/31/30	1,070,000
880,000(c)(l)+	Eden Re II, 3/20/26 (144A)	48,057
30,000(l)+	Eden Re II, 3/19/27 (144A)	105,135
29,000(l)+	Eden Re II, 3/17/28 (144A)	206,012
2,800,000(c)(l)+	Eden Re II, 3/19/30 (144A)	2,989,000
1,250,000(c)(l)+	Gleneagles Re 2022, 12/31/27	147,500
4,000,000(c)(l)+	Gullane Re 2025, 12/31/30	3,760,000
6,551,154(c)(l)+	Merion Re 2022-2, 12/31/27	4,959,224
2,000,000(c)(l)+	Pangaea Re 2025-1, 12/31/30	1,880,000
2,500,000(c)(l)+	Pangaea Re 2025-3 , 7/1/31	2,745,682
5,162(c)(l)+	Sector Re V, 12/1/28 (144A)	141,659
3,226(c)(l)+	Sector Re V, 12/1/28 (144A)	88,530
4,400,000(c)(l)+	Sector Re V, 12/1/29 (144A)	5,478,880
4,000,000(c)(m)+	Thopas Re 2020, 12/31/25	18,000
5,000,000(c)(m)+	Thopas Re 2021, 12/31/25	24,000
3,000,000(c)(m)+	Thopas Re 2022, 12/31/27	—
3,192,294(c)(m)+	Thopas Re 2023, 12/31/28	—
3,192,294(c)(m)+	Thopas Re 2024, 12/31/29	15,642
3,000,000(c)(m)+	Thopas Re 2025, 12/31/30	3,239,100
1,250,000(c)(m)+	Viribus Re 2018, 12/31/25	—
3,650,000(c)(m)+	Viribus Re 2019, 12/31/25	—
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Strategic Income Fund | Annual |

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,500,000(c)(m)+	Viribus Re 2023, 12/31/28	$ 34,050
250,000(c)(m)+	Viribus Re 2024, 12/31/29	25,675
		$37,831,054

	Total Reinsurance Sidecars	$37,841,254

	Total Insurance-Linked Securities (Cost $111,578,921)	$120,207,445

Principal Amount USD ($)
	Foreign Government Bonds — 3.4% of Net Assets
	Argentina — 0.2%
281,504	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 203,893
5,955,800(e)	Argentine Republic Government International Bond, 4.125%, 7/9/35	3,094,038
2,271,447	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	2,254,843
	Total Argentina	$5,552,774

	Colombia — 0.4%
12,405,000	Colombia Government International Bond, 7.750%, 11/7/36	$ 12,994,237
	Total Colombia	$12,994,237

	Egypt — 0.4%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 2,338,026
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	5,350,221
6,100,000	Egypt Government International Bond, 7.300%, 9/30/33 (144A)	5,765,534
	Total Egypt	$13,453,781

	Ghana — 0.1%
112,288(h)	Ghana Government International Bond, 0.000%, 7/3/26 (144A)	$ 108,358
362,737(h)	Ghana Government International Bond, 0.000%, 1/3/30 (144A)	310,341
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 37

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	Ghana — (continued)
1,698,356(e)	Ghana Government International Bond, 5.000%, 7/3/29 (144A)	$ 1,651,335
2,442,264(e)	Ghana Government International Bond, 5.000%, 7/3/35 (144A)	2,055,367
	Total Ghana	$4,125,401

	Ivory Coast — 0.5%
EUR10,517,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 11,762,264
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,816,162
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,396,831
	Total Ivory Coast	$17,975,257

	Kazakhstan — 0.0%†
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.950%, 5/6/26	$ 2,136,575
	Total Kazakhstan	$2,136,575

	Mexico — 0.5%
EUR14,650,000	Mexico Government International Bond, 4.500%, 3/19/34	$ 17,462,401
	Total Mexico	$17,462,401

	Romania — 0.4%
EUR6,320,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 7,421,415
EUR4,515,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	5,072,711
	Total Romania	$12,494,126

	Serbia — 0.2%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 6,054,664
	Total Serbia	$6,054,664

	Supranational — 0.2%
5,945,000(j)	African Development Bank, 5.875%,	$ 5,945,000
	Total Supranational	$5,945,000

	Turkey — 0.2%
TRY268,967,000	Turkiye Government Bond, 30.000%, 9/12/29	$ 5,968,104
	Total Turkey	$5,968,104

The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	Ukraine — 0.2%
370,029(e)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 194,278
1,382,741(e)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	573,401
1,168,514(e)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	566,645
973,762(e)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	472,401
1,466,437(e)	Ukraine Government International Bond, 4.500%, 2/1/34 (144A)	825,552
2,370,899(e)	Ukraine Government International Bond, 4.500%, 2/1/35 (144A)	1,309,045
2,936,660(e)	Ukraine Government International Bond, 4.500%, 2/1/36 (144A)	1,598,373
	Total Ukraine	$5,539,695

	Uruguay — 0.1%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 5,235,729
	Total Uruguay	$5,235,729

	Total Foreign Government Bonds (Cost $115,822,020)	$114,937,744

	U.S. Government and Agency Obligations — 27.0% of Net Assets
16,770,511	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 14,126,833
142,195	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	123,603
17,684,047	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	15,102,562
92,809	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	84,571
26,134	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	24,069
1,816,159	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,672,101
162,031	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	148,866
1,268,108	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,173,573
1,464,399	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,424,848
534,392	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	512,916
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 39

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
158,892	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	$ 151,610
98,187	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	93,012
88,077	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	83,186
108,775	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	103,446
439,777	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	443,549
1,163,566	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,193,023
759	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	778
201,556	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	206,653
1,332,181	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,335,564
111,747	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	111,606
29,007	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	28,869
107,970	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	107,865
298,245	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	298,794
537,734	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	559,542
1,588,762	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,629,595
265,973	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	270,984
428,375	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	435,925
136,334	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	138,847
967,602	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	984,308
28,927,628	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	29,212,582
17,703,585	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	17,894,390
92,962	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	94,510
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,912	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	$ 10,134
1,101	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,125
8,434	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	8,621
12,173	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	12,649
38,322	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	39,880
12,656	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	13,211
1,340	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,390
30,056	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	31,703
493,988	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	512,243
526,101	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	541,067
292,755	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	304,730
214,118	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	221,561
145,288	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	151,466
175,116	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	180,272
48,451	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	49,664
159,365	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	164,449
522,252	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	538,074
348,926	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	357,409
20,484,276	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	20,951,879
148,939	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	155,179
149,270	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	154,649
446,195	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	459,714
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 41

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
209,657	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	$ 215,370
325,665	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	336,351
197,735	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	203,446
5,351,068	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	5,475,241
1,473,246	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,513,113
1,410,854	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,450,122
1,705,550	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,768,283
399,720	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	417,037
586,960	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	611,247
1,260	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,319
139,205	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	144,151
592,527	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	622,400
3,857,622	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	4,075,964
154,230	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	162,070
145,388	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	152,164
139,992	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	145,447
541,534	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	560,958
2,000,000	Federal National Mortgage Association, 1.500%, 10/15/40 (TBA)	1,788,945
22,336,947	Federal National Mortgage Association, 1.500%, 3/1/42	18,719,114
2,000,000	Federal National Mortgage Association, 2.000%, 10/15/40 (TBA)	1,837,695
8,781,539	Federal National Mortgage Association, 2.000%, 12/1/41	7,595,133
461,453	Federal National Mortgage Association, 2.000%, 2/1/42	399,108
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
145,722	Federal National Mortgage Association, 2.000%, 2/1/42	$ 125,851
513,892	Federal National Mortgage Association, 2.000%, 11/1/50	421,744
249,697	Federal National Mortgage Association, 2.000%, 1/1/51	206,659
4,645,047	Federal National Mortgage Association, 2.000%, 11/1/51	3,824,879
2,000,000	Federal National Mortgage Association, 2.500%, 10/15/40 (TBA)	1,880,671
198,347	Federal National Mortgage Association, 2.500%, 9/1/50	171,242
169,414	Federal National Mortgage Association, 2.500%, 10/1/50	146,996
18,883,483	Federal National Mortgage Association, 2.500%, 5/1/51	16,290,886
523,844	Federal National Mortgage Association, 2.500%, 5/1/51	451,924
6,655,787	Federal National Mortgage Association, 2.500%, 11/1/51	5,728,927
15,735,790	Federal National Mortgage Association, 2.500%, 1/1/52	13,466,031
1,159,047	Federal National Mortgage Association, 2.500%, 2/1/52	995,801
293,201	Federal National Mortgage Association, 2.500%, 4/1/52	251,851
42,980	Federal National Mortgage Association, 3.000%, 10/1/46	39,054
138,306	Federal National Mortgage Association, 3.000%, 11/1/46	125,144
81,001	Federal National Mortgage Association, 3.000%, 11/1/46	72,700
30,029	Federal National Mortgage Association, 3.000%, 1/1/47	27,287
30,171	Federal National Mortgage Association, 3.000%, 3/1/47	27,471
402,523	Federal National Mortgage Association, 3.000%, 3/1/47	361,261
1,295,340	Federal National Mortgage Association, 3.000%, 3/1/47	1,180,563
839,543	Federal National Mortgage Association, 3.000%, 4/1/47	764,413
1,549,160	Federal National Mortgage Association, 3.000%, 5/1/48	1,392,473
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 43

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,844,421	Federal National Mortgage Association, 3.000%, 1/1/52	$ 7,910,032
12,186,475	Federal National Mortgage Association, 3.000%, 3/1/52	10,930,643
26,000,000	Federal National Mortgage Association, 3.000%, 10/1/55 (TBA)	22,833,230
2,000,000	Federal National Mortgage Association, 3.000%, 11/15/55 (TBA)	1,756,637
2,675,648	Federal National Mortgage Association, 3.000%, 2/1/57	2,291,680
561,645	Federal National Mortgage Association, 3.500%, 1/1/48	526,735
999,562	Federal National Mortgage Association, 3.500%, 5/1/49	941,385
2,330,323	Federal National Mortgage Association, 3.500%, 3/1/52	2,161,783
4,299,232	Federal National Mortgage Association, 3.500%, 3/1/52	3,961,334
406,110	Federal National Mortgage Association, 3.500%, 4/1/52	373,269
1,966,081	Federal National Mortgage Association, 3.500%, 4/1/52	1,808,525
794,509	Federal National Mortgage Association, 3.500%, 4/1/52	735,228
3,005,118	Federal National Mortgage Association, 3.500%, 5/1/52	2,766,840
396,019	Federal National Mortgage Association, 3.500%, 5/1/52	370,829
3,155,708	Federal National Mortgage Association, 3.500%, 6/1/52	2,911,241
1,158,085	Federal National Mortgage Association, 3.500%, 9/1/55	1,084,462
30,200,000	Federal National Mortgage Association, 3.500%, 10/1/55 (TBA)	27,588,340
800,000	Federal National Mortgage Association, 3.500%, 11/15/55 (TBA)	730,661
5,892,608	Federal National Mortgage Association, 3.500%, 8/1/58	5,342,436
1,790	Federal National Mortgage Association, 4.000%, 12/1/30	1,781
2,833,457	Federal National Mortgage Association, 4.000%, 10/1/40	2,764,560
1,109,788	Federal National Mortgage Association, 4.000%, 12/1/40	1,083,489
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,954	Federal National Mortgage Association, 4.000%, 12/1/41	$ 9,702
46,956	Federal National Mortgage Association, 4.000%, 7/1/42	45,659
6,278,928	Federal National Mortgage Association, 4.000%, 4/1/44	6,106,744
39,624	Federal National Mortgage Association, 4.000%, 6/1/44	38,401
16,116	Federal National Mortgage Association, 4.000%, 6/1/45	15,689
98,034	Federal National Mortgage Association, 4.000%, 7/1/45	94,415
15,142	Federal National Mortgage Association, 4.000%, 5/1/51	14,347
3,013,876	Federal National Mortgage Association, 4.000%, 7/1/51	2,869,077
69,137	Federal National Mortgage Association, 4.000%, 8/1/51	65,359
959,518	Federal National Mortgage Association, 4.000%, 9/1/51	915,187
121,273	Federal National Mortgage Association, 4.000%, 6/1/52	114,617
2,000,000	Federal National Mortgage Association, 4.000%, 10/1/55 (TBA)	1,884,725
2,590,197	Federal National Mortgage Association, 4.500%, 9/1/43	2,602,823
1,734,199	Federal National Mortgage Association, 4.500%, 1/1/44	1,741,064
208,872	Federal National Mortgage Association, 4.500%, 1/1/47	207,312
597,732	Federal National Mortgage Association, 4.500%, 2/1/47	594,498
28,107	Federal National Mortgage Association, 4.500%, 8/1/54	27,270
20,000,000	Federal National Mortgage Association, 4.500%, 10/1/55 (TBA)	19,397,157
3,000,000	Federal National Mortgage Association, 4.500%, 11/15/55 (TBA)	2,908,519
601,855	Federal National Mortgage Association, 5.000%, 6/1/35	615,572
175,452	Federal National Mortgage Association, 5.000%, 7/1/35	179,743
452,944	Federal National Mortgage Association, 5.000%, 7/1/35	463,268
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 45

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
163,339	Federal National Mortgage Association, 5.000%, 8/1/35	$ 167,060
236,802	Federal National Mortgage Association, 5.000%, 1/1/39	241,751
13,000,000	Federal National Mortgage Association, 5.000%, 10/15/40 (TBA)	13,133,897
69,683	Federal National Mortgage Association, 5.000%, 7/1/41	71,446
1,601,201	Federal National Mortgage Association, 5.000%, 9/1/43	1,628,319
6,498,639	Federal National Mortgage Association, 5.000%, 12/1/44	6,655,308
3,633,617	Federal National Mortgage Association, 5.000%, 8/1/52	3,641,933
233,071	Federal National Mortgage Association, 5.000%, 2/1/53	233,604
327,217	Federal National Mortgage Association, 5.000%, 2/1/53	326,548
476,625	Federal National Mortgage Association, 5.000%, 2/1/53	475,772
917,247	Federal National Mortgage Association, 5.000%, 4/1/53	918,938
96,109	Federal National Mortgage Association, 5.000%, 4/1/53	96,287
698,644	Federal National Mortgage Association, 5.000%, 4/1/53	697,394
17,000,000	Federal National Mortgage Association, 5.000%, 10/1/55 (TBA)	16,858,172
3,823	Federal National Mortgage Association, 5.500%, 5/1/33	3,855
2,482	Federal National Mortgage Association, 5.500%, 6/1/33	2,533
7,550	Federal National Mortgage Association, 5.500%, 7/1/33	7,635
17,139	Federal National Mortgage Association, 5.500%, 4/1/34	17,592
2,910	Federal National Mortgage Association, 5.500%, 10/1/35	3,013
34,977	Federal National Mortgage Association, 5.500%, 12/1/35	36,030
17,176	Federal National Mortgage Association, 5.500%, 3/1/36	17,816
22,000,000	Federal National Mortgage Association, 5.500%, 10/15/40 (TBA)	22,482,957
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
435,959	Federal National Mortgage Association, 5.500%, 5/1/49	$ 446,985
1,400,816	Federal National Mortgage Association, 5.500%, 4/1/50	1,442,299
3,050,309	Federal National Mortgage Association, 5.500%, 4/1/50	3,127,449
406,816	Federal National Mortgage Association, 5.500%, 11/1/52	411,956
1,366,139	Federal National Mortgage Association, 5.500%, 2/1/53	1,384,340
913,952	Federal National Mortgage Association, 5.500%, 4/1/53	928,546
955,584	Federal National Mortgage Association, 5.500%, 4/1/53	970,636
170,587	Federal National Mortgage Association, 5.500%, 4/1/53	173,569
526,761	Federal National Mortgage Association, 5.500%, 4/1/53	533,622
408,023	Federal National Mortgage Association, 5.500%, 4/1/53	417,253
11,052,926	Federal National Mortgage Association, 5.500%, 9/1/53	11,184,136
2,031,408	Federal National Mortgage Association, 5.500%, 9/1/53	2,054,714
229	Federal National Mortgage Association, 6.000%, 3/1/32	236
402	Federal National Mortgage Association, 6.000%, 10/1/32	415
1,997	Federal National Mortgage Association, 6.000%, 11/1/32	2,052
6,171	Federal National Mortgage Association, 6.000%, 12/1/32	6,302
1,799	Federal National Mortgage Association, 6.000%, 1/1/33	1,858
947	Federal National Mortgage Association, 6.000%, 3/1/33	980
7,593	Federal National Mortgage Association, 6.000%, 5/1/33	7,754
15,887	Federal National Mortgage Association, 6.000%, 12/1/33	16,489
11,771	Federal National Mortgage Association, 6.000%, 1/1/34	12,202
71,998	Federal National Mortgage Association, 6.000%, 6/1/37	75,531
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 47

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,612	Federal National Mortgage Association, 6.000%, 12/1/37	$ 32,160
44,294	Federal National Mortgage Association, 6.000%, 4/1/38	46,677
12,581	Federal National Mortgage Association, 6.000%, 7/1/38	12,986
1,410,614	Federal National Mortgage Association, 6.000%, 1/1/53	1,465,280
449,916	Federal National Mortgage Association, 6.000%, 1/1/53	465,058
453,711	Federal National Mortgage Association, 6.000%, 2/1/53	467,434
177,900	Federal National Mortgage Association, 6.000%, 2/1/53	185,782
95,143	Federal National Mortgage Association, 6.000%, 3/1/53	98,114
117,539	Federal National Mortgage Association, 6.000%, 3/1/53	121,548
192,452	Federal National Mortgage Association, 6.000%, 4/1/53	197,336
496,515	Federal National Mortgage Association, 6.000%, 4/1/53	511,952
2,619,864	Federal National Mortgage Association, 6.000%, 5/1/53	2,731,048
1,364,898	Federal National Mortgage Association, 6.000%, 5/1/53	1,425,862
122,736	Federal National Mortgage Association, 6.000%, 6/1/53	127,374
194,825	Federal National Mortgage Association, 6.000%, 6/1/53	201,217
195,130	Federal National Mortgage Association, 6.000%, 6/1/53	199,801
106,891	Federal National Mortgage Association, 6.000%, 6/1/53	109,957
132,440	Federal National Mortgage Association, 6.000%, 6/1/53	135,920
296,863	Federal National Mortgage Association, 6.000%, 6/1/53	309,453
240,830	Federal National Mortgage Association, 6.000%, 6/1/53	249,462
2,218,854	Federal National Mortgage Association, 6.000%, 8/1/53	2,296,543
8,043,997	Federal National Mortgage Association, 6.000%, 9/1/53	8,244,505
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
468,380	Federal National Mortgage Association, 6.000%, 2/1/54	$ 482,288
7,229,277	Federal National Mortgage Association, 6.000%, 2/1/54	7,402,789
305,188	Federal National Mortgage Association, 6.000%, 3/1/54	314,718
416,097	Federal National Mortgage Association, 6.000%, 3/1/54	426,544
189,314	Federal National Mortgage Association, 6.000%, 8/1/54	196,189
70	Federal National Mortgage Association, 6.500%, 5/1/31	73
57	Federal National Mortgage Association, 6.500%, 6/1/31	59
145	Federal National Mortgage Association, 6.500%, 2/1/32	150
1,147	Federal National Mortgage Association, 6.500%, 3/1/32	1,196
374	Federal National Mortgage Association, 6.500%, 8/1/32	387
58,569	Federal National Mortgage Association, 6.500%, 2/1/53	61,374
924,230	Federal National Mortgage Association, 6.500%, 3/1/53	971,343
189,660	Federal National Mortgage Association, 6.500%, 3/1/53	198,905
577,741	Federal National Mortgage Association, 6.500%, 3/1/53	600,523
155,489	Federal National Mortgage Association, 6.500%, 4/1/53	162,587
126,203	Federal National Mortgage Association, 6.500%, 4/1/53	133,056
215,867	Federal National Mortgage Association, 6.500%, 4/1/53	225,993
78,396	Federal National Mortgage Association, 6.500%, 5/1/54	82,318
197,737	Federal National Mortgage Association, 6.500%, 9/1/54	206,094
27,000,000	Federal National Mortgage Association, 6.500%, 10/15/55 (TBA)	27,901,360
55	Federal National Mortgage Association, 7.000%, 5/1/28	58
42	Federal National Mortgage Association, 7.000%, 2/1/29	44
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 49

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
179	Federal National Mortgage Association, 7.000%, 7/1/31	$ 187
3	Federal National Mortgage Association, 7.500%, 1/1/28	3
7,000,000	Government National Mortgage Association, 2.000%, 10/15/55 (TBA)	5,784,726
10,000,000	Government National Mortgage Association, 2.500%, 10/15/55 (TBA)	8,607,771
7,000,000	Government National Mortgage Association, 3.000%, 10/15/55 (TBA)	6,248,033
3,000,000	Government National Mortgage Association, 3.500%, 10/15/55 (TBA)	2,734,848
1,000,000	Government National Mortgage Association, 3.500%, 11/20/55 (TBA)	911,460
8,000,000	Government National Mortgage Association, 5.000%, 10/15/55 (TBA)	7,956,953
8,000,000	Government National Mortgage Association, 5.500%, 10/20/55 (TBA)	8,059,538
9,000,000	Government National Mortgage Association, 6.000%, 10/15/55 (TBA)	9,153,122
1,000,000	Government National Mortgage Association, 6.000%, 11/20/55 (TBA)	1,016,935
8,000,000	Government National Mortgage Association, 6.500%, 10/15/55 (TBA)	8,216,170
347,258	Government National Mortgage Association I, 3.500%, 10/15/42	324,625
1,257	Government National Mortgage Association I, 4.000%, 3/15/39	1,216
2,259	Government National Mortgage Association I, 4.000%, 4/15/39	2,172
2,041	Government National Mortgage Association I, 4.000%, 4/15/39	1,983
3,149	Government National Mortgage Association I, 4.000%, 7/15/39	3,022
2,100	Government National Mortgage Association I, 4.000%, 1/15/40	2,026
48,597	Government National Mortgage Association I, 4.000%, 4/15/40	46,940
81,228	Government National Mortgage Association I, 4.000%, 7/15/40	77,916
48,345	Government National Mortgage Association I, 4.000%, 8/15/40	46,696
29,093	Government National Mortgage Association I, 4.000%, 8/15/40	27,907
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
13,868	Government National Mortgage Association I, 4.000%, 9/15/40	$ 13,395
16,701	Government National Mortgage Association I, 4.000%, 10/15/40	16,145
4,388	Government National Mortgage Association I, 4.000%, 10/15/40	4,244
2,666	Government National Mortgage Association I, 4.000%, 10/15/40	2,575
1,663	Government National Mortgage Association I, 4.000%, 11/15/40	1,606
16,859	Government National Mortgage Association I, 4.000%, 11/15/40	16,396
48,599	Government National Mortgage Association I, 4.000%, 11/15/40	46,887
48,344	Government National Mortgage Association I, 4.000%, 11/15/40	46,373
319,971	Government National Mortgage Association I, 4.000%, 12/15/40	309,260
2,373	Government National Mortgage Association I, 4.000%, 12/15/40	2,292
2,452	Government National Mortgage Association I, 4.000%, 12/15/40	2,366
713	Government National Mortgage Association I, 4.000%, 1/15/41	688
9,833	Government National Mortgage Association I, 4.000%, 1/15/41	9,498
8,893	Government National Mortgage Association I, 4.000%, 1/15/41	8,571
4,086	Government National Mortgage Association I, 4.000%, 2/15/41	3,942
204,217	Government National Mortgage Association I, 4.000%, 2/15/41	197,023
11,402	Government National Mortgage Association I, 4.000%, 3/15/41	11,006
3,560	Government National Mortgage Association I, 4.000%, 4/15/41	3,438
4,181	Government National Mortgage Association I, 4.000%, 5/15/41	4,004
1,011	Government National Mortgage Association I, 4.000%, 6/15/41	974
677	Government National Mortgage Association I, 4.000%, 6/15/41	652
434,631	Government National Mortgage Association I, 4.000%, 6/15/41	416,842
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 51

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,229	Government National Mortgage Association I, 4.000%, 7/15/41	$ 9,880
2,429	Government National Mortgage Association I, 4.000%, 7/15/41	2,343
76,124	Government National Mortgage Association I, 4.000%, 7/15/41	73,448
38,593	Government National Mortgage Association I, 4.000%, 7/15/41	37,234
22,135	Government National Mortgage Association I, 4.000%, 7/15/41	21,311
3,082	Government National Mortgage Association I, 4.000%, 8/15/41	2,956
32,925	Government National Mortgage Association I, 4.000%, 8/15/41	31,746
2,195	Government National Mortgage Association I, 4.000%, 8/15/41	2,106
14,781	Government National Mortgage Association I, 4.000%, 9/15/41	14,260
3,605	Government National Mortgage Association I, 4.000%, 9/15/41	3,477
8,210	Government National Mortgage Association I, 4.000%, 9/15/41	7,890
5,079	Government National Mortgage Association I, 4.000%, 9/15/41	4,905
152,981	Government National Mortgage Association I, 4.000%, 9/15/41	146,743
83,422	Government National Mortgage Association I, 4.000%, 9/15/41	79,875
2,068	Government National Mortgage Association I, 4.000%, 9/15/41	1,999
2,141	Government National Mortgage Association I, 4.000%, 10/15/41	2,063
1,461	Government National Mortgage Association I, 4.000%, 10/15/41	1,407
5,179	Government National Mortgage Association I, 4.000%, 10/15/41	4,984
4,044	Government National Mortgage Association I, 4.000%, 10/15/41	4,004
2,947	Government National Mortgage Association I, 4.000%, 10/15/41	2,847
3,531	Government National Mortgage Association I, 4.000%, 11/15/41	3,411
48,982	Government National Mortgage Association I, 4.000%, 11/15/41	47,257
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,326	Government National Mortgage Association I, 4.000%, 11/15/41	$ 4,157
10,656	Government National Mortgage Association I, 4.000%, 12/15/41	10,156
3,561	Government National Mortgage Association I, 4.000%, 12/15/41	3,439
4,131	Government National Mortgage Association I, 4.000%, 12/15/41	3,986
382,313	Government National Mortgage Association I, 4.000%, 1/15/42	368,320
1,475	Government National Mortgage Association I, 4.000%, 2/15/42	1,425
65,493	Government National Mortgage Association I, 4.000%, 2/15/42	63,070
22,673	Government National Mortgage Association I, 4.000%, 2/15/42	21,776
902	Government National Mortgage Association I, 4.000%, 2/15/42	864
3,596	Government National Mortgage Association I, 4.000%, 2/15/42	3,472
687,754	Government National Mortgage Association I, 4.000%, 5/15/42	661,902
23,337	Government National Mortgage Association I, 4.000%, 6/15/42	22,482
21,751	Government National Mortgage Association I, 4.000%, 6/15/42	20,934
14,735	Government National Mortgage Association I, 4.000%, 6/15/42	14,195
3,562	Government National Mortgage Association I, 4.000%, 10/15/42	3,432
215,463	Government National Mortgage Association I, 4.000%, 4/15/43	207,575
90,055	Government National Mortgage Association I, 4.000%, 5/15/43	86,983
1,264	Government National Mortgage Association I, 4.000%, 5/15/43	1,211
107,736	Government National Mortgage Association I, 4.000%, 8/15/43	103,837
51,733	Government National Mortgage Association I, 4.000%, 9/15/43	49,957
2,526	Government National Mortgage Association I, 4.000%, 9/15/43	2,431
37,785	Government National Mortgage Association I, 4.000%, 2/15/44	36,402
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 53

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
21,300	Government National Mortgage Association I, 4.000%, 3/15/44	$ 20,545
537,141	Government National Mortgage Association I, 4.000%, 3/15/44	517,476
760,544	Government National Mortgage Association I, 4.000%, 3/15/44	732,697
27,513	Government National Mortgage Association I, 4.000%, 3/15/44	26,483
15,911	Government National Mortgage Association I, 4.000%, 3/15/44	15,263
167,336	Government National Mortgage Association I, 4.000%, 3/15/44	163,068
232,009	Government National Mortgage Association I, 4.000%, 4/15/44	222,141
137,523	Government National Mortgage Association I, 4.000%, 4/15/44	131,552
2,147	Government National Mortgage Association I, 4.000%, 4/15/44	2,061
32,801	Government National Mortgage Association I, 4.000%, 4/15/44	31,491
61,830	Government National Mortgage Association I, 4.000%, 5/15/44	59,200
285,481	Government National Mortgage Association I, 4.000%, 8/15/44	273,252
12,877	Government National Mortgage Association I, 4.000%, 8/15/44	12,183
292,465	Government National Mortgage Association I, 4.000%, 8/15/44	281,758
61,397	Government National Mortgage Association I, 4.000%, 8/15/44	58,714
14,571	Government National Mortgage Association I, 4.000%, 8/15/44	13,954
733,683	Government National Mortgage Association I, 4.000%, 9/15/44	706,515
62,548	Government National Mortgage Association I, 4.000%, 9/15/44	60,049
79,230	Government National Mortgage Association I, 4.000%, 9/15/44	77,878
1,702	Government National Mortgage Association I, 4.000%, 9/15/44	1,635
51,691	Government National Mortgage Association I, 4.000%, 9/15/44	49,634
87,675	Government National Mortgage Association I, 4.000%, 9/15/44	84,284
The accompanying notes are an integral part of these financial statements.
54Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
468,091	Government National Mortgage Association I, 4.000%, 9/15/44	$ 449,020
54,545	Government National Mortgage Association I, 4.000%, 9/15/44	51,584
30,143	Government National Mortgage Association I, 4.000%, 9/15/44	29,040
62,947	Government National Mortgage Association I, 4.000%, 9/15/44	60,456
546,555	Government National Mortgage Association I, 4.000%, 9/15/44	526,545
1,196,815	Government National Mortgage Association I, 4.000%, 9/15/44	1,142,087
26,848	Government National Mortgage Association I, 4.000%, 10/15/44	25,818
6,108	Government National Mortgage Association I, 4.000%, 11/15/44	5,872
5,386	Government National Mortgage Association I, 4.000%, 11/15/44	5,181
29,963	Government National Mortgage Association I, 4.000%, 11/15/44	28,730
3,816	Government National Mortgage Association I, 4.000%, 11/15/44	3,646
120,358	Government National Mortgage Association I, 4.000%, 12/15/44	115,703
40,086	Government National Mortgage Association I, 4.000%, 12/15/44	38,387
8,512	Government National Mortgage Association I, 4.000%, 12/15/44	8,202
1,755	Government National Mortgage Association I, 4.000%, 12/15/44	1,673
148,166	Government National Mortgage Association I, 4.000%, 1/15/45	141,308
309,593	Government National Mortgage Association I, 4.000%, 1/15/45	294,816
54,099	Government National Mortgage Association I, 4.000%, 1/15/45	51,517
258,185	Government National Mortgage Association I, 4.000%, 1/15/45	247,209
26,863	Government National Mortgage Association I, 4.000%, 2/15/45	25,669
91,019	Government National Mortgage Association I, 4.000%, 2/15/45	87,599
43,114	Government National Mortgage Association I, 4.000%, 2/15/45	41,216
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 55

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
37,317	Government National Mortgage Association I, 4.000%, 2/15/45	$ 35,730
123,360	Government National Mortgage Association I, 4.000%, 2/15/45	117,436
63,862	Government National Mortgage Association I, 4.000%, 4/15/45	61,077
35,191	Government National Mortgage Association I, 4.000%, 5/15/45	33,714
14,545	Government National Mortgage Association I, 4.000%, 7/15/45	13,851
42,402	Government National Mortgage Association I, 4.000%, 9/15/45	40,509
25,612	Government National Mortgage Association I, 4.500%, 9/15/33	25,449
33,662	Government National Mortgage Association I, 4.500%, 10/15/33	33,510
13,370	Government National Mortgage Association I, 4.500%, 4/15/35	13,272
347,312	Government National Mortgage Association I, 4.500%, 3/15/38	347,863
121,622	Government National Mortgage Association I, 4.500%, 1/15/40	120,529
208,099	Government National Mortgage Association I, 4.500%, 6/15/40	207,216
64,042	Government National Mortgage Association I, 4.500%, 9/15/40	63,967
330,974	Government National Mortgage Association I, 4.500%, 11/15/40	328,689
488,657	Government National Mortgage Association I, 4.500%, 6/15/41	488,239
96,973	Government National Mortgage Association I, 4.500%, 6/15/41	96,053
128,904	Government National Mortgage Association I, 4.500%, 7/15/41	127,323
154,469	Government National Mortgage Association I, 4.500%, 8/15/41	153,081
102,949	Government National Mortgage Association I, 5.000%, 9/15/33	103,707
43,866	Government National Mortgage Association I, 5.125%, 10/15/38	45,139
19,067	Government National Mortgage Association I, 5.500%, 7/15/33	19,380
30,324	Government National Mortgage Association I, 5.500%, 1/15/34	31,276
The accompanying notes are an integral part of these financial statements.
56Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,229	Government National Mortgage Association I, 5.500%, 4/15/34	$ 28,716
42,075	Government National Mortgage Association I, 5.500%, 7/15/34	43,464
43,290	Government National Mortgage Association I, 5.500%, 10/15/34	44,652
26,595	Government National Mortgage Association I, 5.500%, 1/15/35	27,537
59,463	Government National Mortgage Association I, 5.500%, 2/15/35	60,956
60,125	Government National Mortgage Association I, 5.500%, 2/15/35	62,255
9,157	Government National Mortgage Association I, 5.500%, 6/15/35	9,260
10,447	Government National Mortgage Association I, 5.500%, 12/15/35	10,467
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
7,465	Government National Mortgage Association I, 5.500%, 3/15/37	7,641
31,806	Government National Mortgage Association I, 5.500%, 3/15/37	32,549
112,994	Government National Mortgage Association I, 5.750%, 10/15/38	117,822
14,938	Government National Mortgage Association I, 5.750%, 10/15/38	15,684
18,826	Government National Mortgage Association I, 6.000%, 8/15/32	19,459
18,695	Government National Mortgage Association I, 6.000%, 1/15/33	19,614
16,069	Government National Mortgage Association I, 6.000%, 2/15/33	16,521
31,533	Government National Mortgage Association I, 6.000%, 2/15/33	32,390
1,125	Government National Mortgage Association I, 6.000%, 3/15/33	1,133
8,449	Government National Mortgage Association I, 6.000%, 3/15/33	8,651
19,219	Government National Mortgage Association I, 6.000%, 3/15/33	19,725
4,401	Government National Mortgage Association I, 6.000%, 5/15/33	4,468
16,275	Government National Mortgage Association I, 6.000%, 5/15/33	16,545
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 57

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
27,437	Government National Mortgage Association I, 6.000%, 5/15/33	$ 27,947
19,183	Government National Mortgage Association I, 6.000%, 6/15/33	19,702
33,817	Government National Mortgage Association I, 6.000%, 6/15/33	35,564
26,909	Government National Mortgage Association I, 6.000%, 7/15/33	28,220
8,173	Government National Mortgage Association I, 6.000%, 7/15/33	8,246
7,823	Government National Mortgage Association I, 6.000%, 9/15/33	7,946
47,306	Government National Mortgage Association I, 6.000%, 11/15/33	48,100
8,590	Government National Mortgage Association I, 6.000%, 1/15/34	8,811
94,841	Government National Mortgage Association I, 6.000%, 10/15/37	98,281
105,161	Government National Mortgage Association I, 6.000%, 7/15/38	110,804
987	Government National Mortgage Association I, 6.500%, 1/15/29	999
150	Government National Mortgage Association I, 6.500%, 5/15/29	154
716	Government National Mortgage Association I, 6.500%, 10/15/31	730
59	Government National Mortgage Association I, 6.500%, 12/15/31	61
412	Government National Mortgage Association I, 6.500%, 2/15/32	425
171	Government National Mortgage Association I, 6.500%, 3/15/32	176
1,200	Government National Mortgage Association I, 6.500%, 6/15/32	1,245
1,840	Government National Mortgage Association I, 6.500%, 7/15/32	1,895
953	Government National Mortgage Association I, 6.500%, 7/15/32	985
673	Government National Mortgage Association I, 6.500%, 8/15/32	694
5,435	Government National Mortgage Association I, 6.500%, 8/15/32	5,584
504	Government National Mortgage Association I, 6.500%, 8/15/32	521
The accompanying notes are an integral part of these financial statements.
58Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,554	Government National Mortgage Association I, 6.500%, 9/15/32	$ 11,769
17,614	Government National Mortgage Association I, 6.500%, 9/15/32	18,338
5,074	Government National Mortgage Association I, 6.500%, 10/15/32	5,159
8,807	Government National Mortgage Association I, 6.500%, 11/15/32	9,157
15,402	Government National Mortgage Association I, 6.500%, 7/15/35	16,086
82	Government National Mortgage Association I, 7.000%, 5/15/29	85
42	Government National Mortgage Association I, 7.000%, 5/15/29	42
119	Government National Mortgage Association I, 7.000%, 5/15/31	119
1,180,033	Government National Mortgage Association II, 2.000%, 2/20/52	975,543
628,343	Government National Mortgage Association II, 2.000%, 7/20/52	520,221
58,347	Government National Mortgage Association II, 3.500%, 6/20/44	54,542
368,668	Government National Mortgage Association II, 3.500%, 4/20/45	339,502
788,371	Government National Mortgage Association II, 3.500%, 4/20/45	723,093
274,290	Government National Mortgage Association II, 3.500%, 4/20/45	251,325
777,503	Government National Mortgage Association II, 3.500%, 3/20/46	718,887
31,775	Government National Mortgage Association II, 3.500%, 7/20/47	29,496
1,635,830	Government National Mortgage Association II, 4.000%, 10/20/46	1,567,611
726,596	Government National Mortgage Association II, 4.000%, 2/20/48	687,067
948,926	Government National Mortgage Association II, 4.000%, 4/20/48	897,298
111,074	Government National Mortgage Association II, 4.500%, 12/20/34	111,728
91,177	Government National Mortgage Association II, 4.500%, 1/20/35	91,714
71,831	Government National Mortgage Association II, 4.500%, 3/20/35	71,479
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 59

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
842,742	Government National Mortgage Association II, 4.500%, 9/20/41	$ 847,733
1,306,952	Government National Mortgage Association II, 4.500%, 9/20/44	1,285,254
531,004	Government National Mortgage Association II, 4.500%, 10/20/44	526,504
1,011,536	Government National Mortgage Association II, 4.500%, 11/20/44	1,002,964
90,930	Government National Mortgage Association II, 4.500%, 3/20/49	90,061
23,424	Government National Mortgage Association II, 5.500%, 3/20/34	24,147
649	Government National Mortgage Association II, 5.500%, 10/20/37	669
8,111	Government National Mortgage Association II, 6.000%, 5/20/32	8,438
34,661	Government National Mortgage Association II, 6.000%, 10/20/33	35,985
20	Government National Mortgage Association II, 6.500%, 1/20/28	21
499	Government National Mortgage Association II, 7.000%, 1/20/29	511
110,000,000(h)	U.S. Treasury Bills, 10/14/25	109,839,542
50,000,000(h)	U.S. Treasury Bills, 10/21/25	49,887,666
33,703,345	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	33,976,214
15,000,000	U.S. Treasury Notes, 3.875%, 4/30/30	15,094,922
45,000,000	U.S. Treasury Notes, 4.000%, 2/28/30	45,522,070
75,000,000	U.S. Treasury Notes, 4.250%, 1/31/30	76,587,891
	Total U.S. Government and Agency Obligations (Cost $920,696,317)	$917,297,278

The accompanying notes are an integral part of these financial statements.
60Victory Pioneer Strategic Income Fund | Annual |

Principal Amount USD ($)		Value

SHORT TERM INVESTMENTS — 5.5% of Net Assets
Repurchase Agreements — 2.4%
40,000,000	Bank of America, 4.2%, dated 9/30/25,
to be purchased on 10/1/25 for $40,004,667, collateralized by the following:
$3,570,047, U.S. Treasury Bond, 2.25%-3.75%, 8/15/41-8/15/46,
$9,761,795, U.S. Treasury Inflation-Protected Security, 1.75%-3.63%, 4/15/28-2/15/55,
$20,897,197, U.S. Treasury Note, 3.63%-3.88%, 6/30/30-8/15/34,
$6,569,317, U.S. Treasury Strip Coupon, 8/15/38-11/15/52,
	$1,645, U.S. Treasury Strip Principal, 5/15/39	$ 40,000,000
43,000,000	Bank of Montreal, 4.21%, dated 9/30/25, to be purchased on 10/1/25 for $43,005,029, collateralized by $43,860,000, Government National Mortgage Association, 5.50%-7.50%, 2/20/55-8/20/55	43,000,000
$83,000,000

Foreign Treasury Obligations — 0.3%
EGP447,800,000(n)	Egypt Treasury Bills, 26.251%, 12/16/25	$ 8,853,981
$8,853,981

Shares
	Open-End Fund — 2.8%
97,128,556(o)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 97,128,556
		$97,128,556

	TOTAL SHORT TERM INVESTMENTS (Cost $188,951,489)	$188,982,537

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.8% (Cost $3,616,698,614)	$3,563,349,984
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 61

Schedule of Investments  |  9/30/25 (continued)
Principal Amount USD ($)		Value
	TBA Sales Commitments — (2.7)% of Net Assets
	U.S. Government and Agency Obligations — (2.7)%
(26,600,000)	Federal National Mortgage Association, 2.000%, 10/1/55 (TBA)	$ (21,433,332)
(12,000,000)	Federal National Mortgage Association, 2.500%, 10/1/55 (TBA)	(10,108,075)
(22,000,000)	Federal National Mortgage Association, 5.500%, 10/1/55 (TBA)	(22,181,235)
(28,000,000)	Federal National Mortgage Association, 6.000%, 10/1/55 (TBA)	(28,604,455)
(11,000,000)	Government National Mortgage Association, 4.000%, 10/1/55 (TBA)	(10,341,088)
	TOTAL TBA SALES COMMITMENTS (Proceeds $92,944,805)	$(92,668,185)

	OTHER ASSETS AND LIABILITIES — (2.1)%	$(72,437,756)
	net assets — 100.0%	$3,398,244,043

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
EURIBOR	Euro Interbank Offered Rate.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
LIBOR	London Interbank Offered Rate.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $1,833,565,771, or 54.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.
62Victory Pioneer Strategic Income Fund | Annual |

(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2025.
(f)	Security is in default.
(g)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate shown represents yield-to-maturity.
(o)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1H).
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$509,550
Acorn Re	10/25/2024	500,000	499,250
Alamo Re	4/12/2023	1,001,678	1,052,500
Alamo Re	4/4/2024	500,000	528,900
Alamo Re	4/4/2024	250,000	268,275
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	19,914	6,635
Alturas Re 2022-2	1/18/2022	—	160,890
Aquila Re	5/10/2023	750,000	779,775
Aquila Re	4/26/2024	500,000	518,400
Atlas Capital	5/17/2023	1,250,000	1,295,250
Atlas Re	5/24/2024	750,000	836,175
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	921,646	1,048,254
Bantry Re 2025	1/21/2025	3,636,219	4,092,030
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 63

Schedule of Investments  |  9/30/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2025	7/23/2025	$3,250,000	$3,507,099
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	1,820,479	2,040,000
Blue Ridge Re	11/14/2023	500,000	517,600
Blue Ridge Re	11/14/2023	1,250,000	1,323,375
Bonanza Re	1/6/2023	250,000	253,625
Bonanza Re	12/16/2024	250,000	250,575
Bonanza Re	12/16/2024	1,000,000	1,023,500
Cape Lookout Re	4/14/2023	1,000,000	1,035,400
Cape Lookout Re	2/27/2025	1,750,000	1,837,150
Cat Re 2001	11/14/2023	500,000	527,000
Chartwell Re	5/2/2025	625,000	655,562
Chartwell Re	5/2/2025	250,000	258,850
Cheltenham-PI0051 Re 2025	6/13/2025	802,150	921,400
Clearwater Re 2025	1/15/2025	1,000,000	1,070,000
Commonwealth Re	5/30/2025	750,000	769,050
Easton Re	5/16/2024	248,094	257,350
Eden Re II	1/21/2022	17,255	48,057
Eden Re II	1/17/2023	—	105,135
Eden Re II	1/10/2024	—	206,012
Eden Re II	12/27/2024	2,800,000	2,989,000
Epsom Re 2025	4/16/2025	205,750	247,209
FloodSmart Re	2/29/2024	1,000,000	1,061,200
Four Lakes Re	12/8/2023	250,000	255,575
Four Lakes Re	12/11/2024	250,000	253,350
Four Lakes Re	12/11/2024	250,000	253,775
Fuchsia 2024-1	12/18/2024	750,000	770,775
Galileo Re	12/4/2023	1,000,000	1,051,000
Galileo Re	12/4/2023	500,000	507,000
Gamboge Re	5/9/2024	1,618,166	2,326,000
Gateway Re	2/3/2023	500,000	523,750
Gateway Re	3/11/2024	250,000	259,900
Gateway Re II	4/13/2023	250,000	261,325
Gleneagles Re 2022	1/18/2022	482,054	147,500
Gullane Re 2025	1/22/2025	2,931,421	3,760,000
Harambee Re 2018	12/19/2017	52,124	10,200
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	12/17/2024	500,000	518,050
High Point Re	12/1/2023	2,500,000	2,565,750
Integrity Re	5/9/2022	309,439	139,248
Integrity Re	2/21/2025	750,000	782,325
Integrity Re	2/21/2025	750,000	788,550
International Bank for Reconstruction & Development	4/3/2024	250,000	271,825
International Bank for Reconstruction & Development	5/1/2024	250,000	262,950
Kendall Re	4/22/2024	1,000,000	1,052,900
Lightning Re	3/20/2023	1,000,000	1,044,800
Locke Tavern Re	3/23/2023	1,000,000	1,020,600
Long Point Re IV	5/13/2022	2,500,000	2,537,500
The accompanying notes are an integral part of these financial statements.
64Victory Pioneer Strategic Income Fund | Annual |

Restricted Securities	Acquisition date	Cost	Value
Marlon Re	5/24/2024	$250,000	$267,800
Matterhorn Re	12/15/2021	250,000	250,975
Mayflower Re	6/21/2024	750,000	774,075
Mayflower Re	5/22/2025	500,000	512,750
Merion Re 2022-2	3/1/2022	5,299,349	4,959,224
Merion Re 2025-1	1/16/2025	644,006	746,416
Merna Re Companywide	5/14/2025	500,000	527,600
Merna Re Enterprise	5/14/2025	500,000	518,600
Merna Re II	5/8/2024	500,000	529,500
Merna Re II	5/8/2024	500,000	531,100
Merna Re II	5/8/2024	1,000,000	1,043,800
Mona Lisa Re	12/30/2022	800,000	819,200
Mystic Re	12/12/2023	849,543	904,655
Mystic Re IV	12/16/2022	2,900,000	2,960,610
Old Head Re 2025	1/2/2025	193,449	242,950
Palm Re	4/1/2025	750,000	792,825
Pangaea Re 2025-1	1/16/2025	1,751,921	1,880,000
Pangaea Re 2025-3	9/18/2025	2,500,000	2,745,682
Phoenix 3 Re	12/21/2020	715,670	1,141,300
PI0047 2024-1	1/26/2024	9,257,634	10,110,468
Pine Valley Re 2025	1/7/2025	646,543	746,333
Portsalon Re 2022	7/15/2022	316,123	359,440
Purple Re	4/2/2024	500,000	530,300
Queen Street Re	5/12/2023	2,500,000	2,525,000
Residential Re	11/22/2022	1,500,000	1,567,800
Residential Re	11/7/2023	1,500,000	1,598,400
Residential Re	11/7/2023	750,000	789,600
Residential Re	11/4/2024	750,000	776,925
Residential Re	11/4/2024	750,000	781,875
Sanders Re	1/16/2024	750,000	787,575
Sanders Re	12/10/2024	1,500,000	1,508,850
Sanders Re	12/10/2024	2,000,000	2,054,200
Sanders Re	3/13/2025	600,000	616,200
Sanders Re	3/13/2025	600,000	627,480
Sanders Re	3/13/2025	600,000	614,280
Sanders Re	3/13/2025	600,000	624,240
Sanders Re III	11/30/2022	750,000	783,300
Sanders Re III	3/24/2023	250,000	258,625
Sector Re V	12/4/2023	—	141,659
Sector Re V	12/29/2023	—	88,530
Sector Re V	12/31/2024	4,400,000	5,478,880
Silk Road Re	12/23/2024	250,000	251,875
Thopas Re 2020	12/30/2019	—	18,000
Thopas Re 2021	12/30/2020	—	24,000
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	—	15,642
Thopas Re 2025	1/10/2025	3,000,000	3,239,100
Ursa Re	4/12/2023	500,000	502,800
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 65

Schedule of Investments  |  9/30/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2023	2/2/2023	$—	$34,050
Viribus Re 2024	3/19/2024	—	25,675
Vitality Re XIII	1/4/2023	1,989,402	2,001,800
Vitality Re XIV	1/25/2023	4,003,158	4,097,200
Vitality Re XIV	1/25/2023	400,000	411,000
Walton Health Re 2022	7/13/2022	—	202,600
Total Restricted Securities			$120,207,445
% of Net assets			3.5%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	126,535,000	USD	22,082,211	Citibank NA	10/30/25	$1,507,241
JPY	5,050,000,000	USD	34,818,430	Citibank NA	12/18/25	(391,324)
NGN	26,028,100,000	USD	17,107,711	Citibank NA	12/19/25	169,761
TRY	380,350,000	USD	7,979,275	Citibank NA	1/9/26	445,644
USD	5,476,057	CAD	7,465,000	Citibank NA	10/10/25	109,470
USD	69,421,828	EUR	59,171,000	Citibank NA	11/24/25	(271,817)
USD	17,541,212	INR	1,555,000,000	Citibank NA	12/19/25	123,405
USD	6,973,395	GBP	5,160,000	Citibank NA	12/19/25	33,117
USD	2,234,289	MXN	41,300,000	Citibank NA	12/19/25	(1,761)
USD	6,681,828	EUR	5,665,000	Citibank NA	12/19/25	176
ZAR	311,500,000	USD	17,672,269	Citibank NA	10/8/25	354,917
TRY	462,500,000	USD	9,751,212	Goldman Sachs & Co.	1/9/26	493,365
TRY	128,000,000	USD	2,694,737	JPMorgan Chase Bank NA	1/9/26	140,519
AUD	63,680,000	USD	41,757,428	State Street Bank & Trust Co.	10/28/25	397,187
CLP	16,000,000,000	USD	16,783,980	State Street Bank & Trust Co.	12/19/25	(143,214)
EUR	14,581,500	USD	17,203,241	State Street Bank & Trust Co.	10/28/25	(53,760)
KRW	23,705,000,000	USD	17,275,178	State Street Bank & Trust Co.	12/22/25	(327,259)
USD	21,164,192	EUR	17,850,000	State Street Bank & Trust Co.	12/19/25	110,796
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$2,696,463
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,105	U.S. 2 Year Note (CBT)	12/31/25	$230,380,291	$230,280,274	$(100,017)
1,617	U.S. 10 Year Ultra Bond (CBT)	12/19/25	185,871,474	186,081,336	209,862
The accompanying notes are an integral part of these financial statements.
66Victory Pioneer Strategic Income Fund | Annual |

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
544	U.S. Long Bond (CBT)	12/19/25	$63,003,800	$63,427,000	$423,200
2,571	U.S. Ultra Bond (CBT)	12/19/25	308,185,180	308,680,688	495,508
			$787,440,745	$788,469,298	$1,028,553
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
650	Euro-Bund	12/8/25	$(97,496,420)	$(98,115,946)	$(619,526)
906	U.S. 5 Year Note (CBT)	12/31/25	(99,067,095)	(98,930,951)	136,144
1,149	U.S. 10 Year Note (CBT)	12/19/25	(129,801,184)	(129,262,500)	538,684
			$(326,364,699)	$(326,309,397)	$55,302
TOTAL FUTURES CONTRACTS			$461,076,046	$462,159,901	$1,083,855
CBT	Chicago Board of Trade.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 67

Schedule of Investments  |  9/30/25 (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
305,690,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(23,189,519)	$(801,499)	$(23,991,019)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(23,189,519)	$(801,499)	$(23,991,019)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
8,215,000	American Airlines Group, Inc.	Receive	5.00%	6/20/30	$(647,009)	$401,868	$(245,140)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(647,009)	$401,868	$(245,140)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japan Yen
KRW — Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican Peso
NGN — Nigeria Naira
TRY — Turkish Lira
The accompanying notes are an integral part of these financial statements.
68Victory Pioneer Strategic Income Fund | Annual |

USD — United States Dollar
UYU — Uruguay Peso
ZAR — South Africa Rand
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the year ended September 30, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$169,824,246	$—
Other Long-Term Securities	$1,468,538,398	$1,836,274,996
At September 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $3,624,165,554 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$99,237,877
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(158,786,772)
Net unrealized depreciation	$(59,548,895)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$29,317,518	$—	$29,317,518
Common Stocks
Household Durables	—	—	56	56
Oil, Gas & Consumable Fuels	1,102	—	—	1,102
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,204,596	—	2,204,596
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 69

Schedule of Investments  |  9/30/25 (continued)
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$349,135,048	$210,000	$349,345,048
Collateralized Mortgage Obligations	—	255,797,729	—	255,797,729
Commercial Mortgage-Backed Securities	—	205,491,249	—*	205,491,249
Convertible Corporate Bonds	—	1,635,857	—	1,635,857
Corporate Bonds
Banks	—	219,728,327	—*	219,728,327
Pharmaceuticals	—	31,535,738	—*	31,535,738
All Other Corporate Bonds	—	1,126,867,760	—	1,126,867,760
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	359,440	359,440
Multiperil – U.S.	—	—	10,110,468*	10,110,468
Multiperil – Worldwide	—	—	6,574,208	6,574,208
Reinsurance Sidecars
Multiperil – U.S.	—	—	10,200*	10,200
Multiperil – Worldwide	—	—	37,831,054*	37,831,054
All Other Insurance-Linked Securities	—	65,322,075	—	65,322,075
Foreign Government Bonds	—	114,937,744	—	114,937,744
U.S. Government and Agency Obligations	—	917,297,278	—	917,297,278
Repurchase Agreements	—	83,000,000	—	83,000,000
Foreign Treasury Obligations	—	8,853,981	—	8,853,981
Open-End Fund	97,128,556	—	—	97,128,556
Total Investments in Securities	$97,129,658	$3,411,124,900	$55,095,426	$3,563,349,984
Liabilities
TBA Sales Commitments	$—	$(92,668,185)	$—	$(92,668,185)
Total Liabilities	$—	$(92,668,185)	$—	$(92,668,185)
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$2,696,463	$—	$2,696,463
Net unrealized appreciation on futures contracts	1,083,855	—	—	1,083,855
Centrally cleared swap contracts^	—	(399,631)	—	(399,631)
Total Other Financial Instruments	$1,083,855	$2,296,832	$—	$3,380,687
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
The accompanying notes are an integral part of these financial statements.
70Victory Pioneer Strategic Income Fund | Annual |

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/24	$108,947	$345,000	$—**	$1	$77,733,723	$78,187,671
Realized gain (loss)(1)	656,435	—	—	—	(2,958,468)	(2,302,033)
Changed in unrealized appreciation (depreciation)(2)	(69,525)	(241,790)	—	(5,662,580)	229,971	(5,743,924)
Amortization Premium/Discount	—	106,790	—	(1,907,923)	(27,267,509)	(29,068,642)
Purchases	—	—	—	7,389,516	32,221,688	39,611,204
Sales	(695,956)	—	—	—	(25,074,035)	(25,769,991)
Transfers in to Level 3*	155	—	—	180,986	—	181,141
Transfers out of Level 3*	—	—	—	—	—	—
Balance as of 9/30/25	$56	$210,000	$—**	$—**	$54,885,370	$55,095,426
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the year ended September 30, 2025 investments having aggregate value of $0 were transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine their value. Securities valued at $181,141 were transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2025:	$(4,256,399)
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 71

Statement of Assets and Liabilities  |  9/30/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,616,698,614)	$3,563,349,984
Cash	3,928,154
Foreign currencies, at value (cost $4,872,111)	3,790,264
Futures collateral	23,386,376
Swaps collateral	40,454,105
Due from broker for futures	1,556,921
Unrealized appreciation on forward foreign currency exchange contracts	3,885,598
Receivables —
Investment securities sold	369,357,663
Fund shares sold	6,102,788
Dividends	755,340
Interest	29,812,497
Due from the Adviser	605,802
Other assets	45,263
Total assets	$4,047,030,755
LIABILITIES:
Payables —
Investment securities purchased	$512,719,702
Fund shares repurchased	7,644,183
Distributions	2,886,425
Trustees’ fees	1,737
Interest expense	157,628
Collateral due to broker for forward foreign currency exchange contracts	1,340,000
Variation margin for centrally cleared swap contracts	133,901
Collateral due to broker for TBA sales commitments	1,026,219
Variation margin for futures contracts	1,556,925
TBA sales commitments, at value (net proceeds received $92,944,805)	92,668,185
Swap contracts, at value (net premiums received $23,836,528)	24,236,159
Unrealized depreciation on forward foreign currency exchange contracts	1,189,135
Management fees	2,206,056
Administrative expenses	152,402
Distribution fees	74,801
Accrued expenses	793,254
Total liabilities	$648,786,712
NET ASSETS:
Paid-in capital	$3,832,867,123
Distributable earnings (loss)	(434,623,080)
Net assets	$3,398,244,043
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $489,709,241/49,653,785 shares)	$9.86
Class C* (based on $33,335,819/3,458,140 shares)	$9.64
Class R6* (based on $597,431,753/60,508,302 shares)	$9.87
Class R* (based on $52,311,049/5,207,235 shares)	$10.05
Class Y* (based on $2,225,456,181/225,519,679 shares)	$9.87
The accompanying notes are an integral part of these financial statements.
72Victory Pioneer Strategic Income Fund | Annual |

MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $9.86 net asset value per share/100%-2.25% maximum sales charge)	$10.09

*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 73

Statement of Operations FOR THE YEAR ENDED 9/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $977,820)	$205,537,891
Dividends from unaffiliated issuers (net of foreign taxes withheld $11)	12,259,503
Total Investment Income		$217,797,394
EXPENSES:
Management fees	$18,887,351
Administrative expenses	1,120,400
Transfer agent fees
Class A	858,486
Class C	29,382
Class R6	2,316
Class R	120,708
Class Y	2,277,384
Distribution fees
Class A	1,267,739
Class C	361,410
Class R	261,912
Shareholder communications expense	243,249
Custodian fees	59,228
Registration fees	223,425
Professional fees	229,451
Printing expense	33,262
Officers’ and Trustees’ fees	155,389
Insurance expense	78,110
Miscellaneous	123,967
Total expenses		$26,333,169
Less fees waived and expenses reimbursed by the Adviser		(1,459,478)
Net expenses		$24,873,691
Net investment income		$192,923,703
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $167,130)	$(10,800,458)
Forward foreign currency exchange contracts	5,493,748
Futures contracts	(27,919,194)
Swap contracts	(13,705,521)
Written options	3,061,858
Other assets and liabilities denominated in foreign currencies	312,721	$(43,556,846)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $(171,197))	$43,323,197
TBA sales commitments	68,533
Forward foreign currency exchange contracts	(1,552,760)
Futures contracts	3,408,536
Swap contracts	425,475
The accompanying notes are an integral part of these financial statements.
74Victory Pioneer Strategic Income Fund | Annual |

Written options	(2,067,233)
Other assets and liabilities denominated in foreign currencies	1,423,655	45,029,403
Net realized and unrealized gain (loss) on investments		$1,472,557
Net increase in net assets resulting from operations		$194,396,260
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 75

Statements of Changes in Net Assets
	Year Ended 9/30/25	Year Ended 9/30/24
FROM OPERATIONS:
Net investment income (loss)	$192,923,703	$185,867,318
Net realized gain (loss) on investments	(43,556,846)	(102,879,425)
Change in net unrealized appreciation (depreciation) on investments	45,029,403	383,594,768
Net increase in net assets resulting from operations	$194,396,260	$466,582,661
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.53 and $0.39 per share, respectively)	$(28,249,742)	$(22,909,942)
Class C* ($0.46 and $0.32 per share, respectively)	(1,794,384)	(1,571,812)
Class R6* ($0.58 and $0.43 per share, respectively)	(34,043,666)	(21,287,716)
Class R* ($0.51 and $0.37 per share, respectively)	(2,747,835)	(2,109,627)
Class Y* ($0.57 and $0.42 per share, respectively)	(128,667,125)	(94,668,165)
Total distributions to shareholders	$(195,502,752)	$(142,547,262)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$765,742,895	$878,898,668
Reinvestment of distributions	155,800,312	115,019,355
Cost of shares repurchased	(993,806,289)	(1,047,948,995)
Net decrease in net assets resulting from Fund share transactions	$(72,263,082)	$(54,030,972)
Net increase (decrease) in net assets	$(73,369,574)	$270,004,427
NET ASSETS:
Beginning of year	$3,471,613,617	$3,201,609,190
End of year	$3,398,244,043	$3,471,613,617

*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
76Victory Pioneer Strategic Income Fund | Annual |

	Year Ended 9/30/25 Shares	Year Ended 9/30/25 Amount	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount
Class A*
Shares sold	5,881,556	$56,368,479	6,728,994	$62,794,554
Reinvestment of distributions	2,480,066	23,789,746	2,033,766	19,051,228
Less shares repurchased	(15,084,947)	(144,275,190)	(16,336,878)	(151,958,100)
Net decrease	(6,723,325)	$(64,116,965)	(7,574,118)	$(70,112,318)
Class C*
Shares sold	481,712	$4,517,552	500,676	$4,608,133
Reinvestment of distributions	171,620	1,607,697	154,273	1,411,735
Less shares repurchased	(1,581,425)	(14,794,502)	(2,056,917)	(18,724,685)
Net decrease	(928,093)	$(8,669,253)	(1,401,968)	$(12,704,817)
Class R6*
Shares sold	20,604,679	$198,035,943	23,591,608	$225,070,705
Reinvestment of distributions	2,715,758	26,114,089	1,979,109	18,590,215
Less shares repurchased	(19,349,612)	(186,468,576)	(16,880,833)	(157,522,128)
Net increase	3,970,825	$37,681,456	8,689,884	$86,138,792
Class R*
Shares sold	608,339	$5,956,477	802,804	$7,630,824
Reinvestment of distributions	280,512	2,740,681	220,555	2,105,003
Less shares repurchased	(1,198,918)	(11,719,813)	(1,547,398)	(14,705,104)
Net decrease	(310,067)	$(3,022,655)	(524,039)	$(4,969,277)
Class Y*
Shares sold	52,137,077	$500,864,444	61,661,708	$578,794,452
Reinvestment of distributions	10,572,652	101,548,099	7,875,358	73,861,174
Less shares repurchased	(66,457,233)	(636,548,208)	(75,916,104)	(705,038,978)
Net decrease	(3,747,504)	$(34,135,665)	(6,379,038)	$(52,383,352)

*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 77

Financial Highlights
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Class A*
Net asset value, beginning of period	$9.85	$8.91	$9.05	$11.38	$10.91
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.53	$0.51	$0.45	$0.35	$0.35
Net realized and unrealized gain (loss) on investments	0.01	0.82	(0.27)	(1.86)	0.52
Net increase (decrease) from investment operations	$0.54	$1.33	$0.18	$(1.51)	$0.87
Distributions to shareholders:
Net investment income	$(0.53)	$(0.39)	$(0.32)	$(0.12)	$(0.40)
Net realized gain	—	—	—	(0.53)	—
Tax return of capital	—	—	—	(0.17)	—
Total distributions	$(0.53)	$(0.39)	$(0.32)	$(0.82)	$(0.40)
Net increase (decrease) in net asset value	$0.01	$0.94	$(0.14)	$(2.33)	$0.47
Net asset value, end of period	$9.86	$9.85	$8.91	$9.05	$11.38
Total return (b)	5.80%	15.18%	1.91%(c)	(14.12)%	8.04%
Ratio of net expenses to average net assets	1.02%	1.07%	1.06%	1.01%	1.06%
Ratio of net investment income (loss) to average net assets	5.49%	5.45%	4.91%	3.44%	3.12%
Portfolio turnover rate	52%	63%	51%	56%	67%
Net assets, end of period (in thousands)	$489,709	$555,425	$569,497	$637,356	$855,856
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.06%	1.11%	1.10%	1.03%	1.06%
Net investment income (loss) to average net assets	5.45%	5.41%	4.87%	3.42%	3.12%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was 0.11%.
The accompanying notes are an integral part of these financial statements.
78Victory Pioneer Strategic Income Fund | Annual |

	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Class C*
Net asset value, beginning of period	$9.63	$8.71	$8.85	$11.14	$10.67
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.45	$0.44	$0.38	$0.28	$0.27
Net realized and unrealized gain (loss) on investments	0.02	0.80	(0.27)	(1.82)	0.51
Net increase (decrease) from investment operations	$0.47	$1.24	$0.11	$(1.54)	$0.78
Distributions to shareholders:
Net investment income	$(0.46)	$(0.32)	$(0.25)	$(0.05)	$(0.31)
Net realized gain	—	—	—	(0.53)	—
Tax return of capital	—	—	—	(0.17)	—
Total distributions	$(0.46)	$(0.32)	$(0.25)	$(0.75)	$(0.31)
Net increase (decrease) in net asset value	$0.01	$0.92	$(0.14)	$(2.29)	$0.47
Net asset value, end of period	$9.64	$9.63	$8.71	$8.85	$11.14
Total return (b)	5.14%	14.46%	1.21%(c)	(14.69)%	7.37%
Ratio of net expenses to average net assets	1.69%	1.69%	1.70%	1.66%	1.73%
Ratio of net investment income (loss) to average net assets	4.84%	4.82%	4.28%	2.77%	2.49%
Portfolio turnover rate	52%	63%	51%	56%	67%
Net assets, end of period (in thousands)	$33,336	$42,253	$50,394	$73,112	$112,804
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.72%	1.73%	1.74%	1.68%	1.73%
Net investment income (loss) to average net assets	4.81%	4.78%	4.24%	2.75%	2.49%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was 0.11%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 79

Financial Highlights  (continued)
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Class R6*
Net asset value, beginning of period	$9.87	$8.92	$9.07	$11.40	$10.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.57	$0.56	$0.49	$0.40	$0.40
Net realized and unrealized gain (loss) on investments	0.01	0.82	(0.28)	(1.87)	0.53
Net increase (decrease) from investment operations	$0.58	$1.38	$0.21	$(1.47)	$0.93
Distributions to shareholders:
Net investment income	$(0.58)	$(0.43)	$(0.36)	$(0.16)	$(0.45)
Net realized gain	—	—	—	(0.53)	—
Tax return of capital	—	—	—	(0.17)	—
Total distributions	$(0.58)	$(0.43)	$(0.36)	$(0.86)	$(0.45)
Net increase (decrease) in net asset value	$—	$0.95	$(0.15)	$(2.33)	$0.48
Net asset value, end of period	$9.87	$9.87	$8.92	$9.07	$11.40
Total return (b)	6.17%	15.82%	2.28%(c)	(13.73)%	8.58%
Ratio of net expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.63%
Ratio of net investment income (loss) to average net assets	5.92%	5.93%	5.38%	3.88%	3.55%
Portfolio turnover rate	52%	63%	51%	56%	67%
Net assets, end of period (in thousands)	$597,432	$558,073	$426,933	$403,112	$465,149
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.63%	0.63%	0.64%	0.61%	0.63%
Net investment income (loss) to average net assets	5.88%	5.89%	5.33%	3.86%	3.55%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
80Victory Pioneer Strategic Income Fund | Annual |

	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Class R*
Net asset value, beginning of period	$10.03	$9.07	$9.21	$11.58	$11.09
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.51	$0.49	$0.43	$0.32	$0.33
Net realized and unrealized gain (loss) on investments	0.02	0.84	(0.28)	(1.90)	0.52
Net increase (decrease) from investment operations	$0.53	$1.33	$0.15	$(1.58)	$0.85
Distributions to shareholders:
Net investment income	$(0.51)	$(0.37)	$(0.29)	$(0.09)	$(0.36)
Net realized gain	—	—	—	(0.53)	—
Tax return of capital	—	—	—	(0.17)	—
Total distributions	$(0.51)	$(0.37)	$(0.29)	$(0.79)	$(0.36)
Net increase (decrease) in net asset value	$0.02	$0.96	$(0.14)	$(2.37)	$0.49
Net asset value, end of period	$10.05	$10.03	$9.07	$9.21	$11.58
Total return (b)	5.58%	14.90%	1.60%(c)	(14.46)%	7.77%
Ratio of net expenses to average net assets	1.33%	1.34%	1.35%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets	5.19%	5.18%	4.62%	3.09%	2.83%
Portfolio turnover rate	52%	63%	51%	56%	67%
Net assets, end of period (in thousands)	$52,311	$55,365	$54,791	$62,624	$94,136
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.36%	1.37%	1.39%	1.36%	1.37%
Net investment income (loss) to average net assets	5.16%	5.15%	4.58%	3.07%	2.83%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Strategic Income Fund | Annual | 81

Financial Highlights  (continued)
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Class Y*
Net asset value, beginning of period	$9.86	$8.91	$9.05	$11.38	$10.91
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.56	$0.55	$0.48	$0.39	$0.39
Net realized and unrealized gain (loss) on investments	0.02	0.82	(0.27)	(1.87)	0.51
Net increase (decrease) from investment operations	$0.58	$1.37	$0.21	$(1.48)	$0.90
Distributions to shareholders:
Net investment income	$(0.57)	$(0.42)	$(0.35)	$(0.15)	$(0.43)
Net realized gain	—	—	—	(0.53)	—
Tax return of capital	—	—	—	(0.17)	—
Total distributions	$(0.57)	$(0.42)	$(0.35)	$(0.85)	$(0.43)
Net increase (decrease) in net asset value	$0.01	$0.95	$(0.14)	$(2.33)	$0.47
Net asset value, end of period	$9.87	$9.86	$8.91	$9.05	$11.38
Total return (b)	6.18%	15.72%	2.28%(c)	(13.85)%	8.37%
Ratio of net expenses to average net assets	0.69%	0.69%	0.69%	0.69%	0.74%
Ratio of net investment income (loss) to average net assets	5.83%	5.83%	5.28%	3.77%	3.44%
Portfolio turnover rate	52%	63%	51%	56%	67%
Net assets, end of period (in thousands)	$2,225,456	$2,260,498	$2,099,995	$2,579,954	$3,204,878
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.74%	0.73%	0.74%	0.71%	0.74%
Net investment income (loss) to average net assets	5.78%	5.79%	5.23%	3.75%	3.44%
*	Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
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Notes to Financial Statements  |  9/30/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Strategic Income Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Strategic Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Fund or its shareholders, had no effect on the Fund’s operations. The investment objective of the Fund is to produce a high level of current income.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc.
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(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 9). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and limits leverage risk using  value-at-risk (“VaR”) approach based on either a relative or absolute measure.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure
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provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing
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matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is converted into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities subject to oversight by the Board of Trustees.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swaps and Derivatives
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Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
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Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable)
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and other such factors. As of September 30, 2025, the Fund had accrued $0 in reserve for repatriation taxes related to capital gains.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
At September 30, 2025, the Fund reclassified $268,348 to decrease distributable earnings and $268,348 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At September 30, 2025, the Fund was permitted to carry forward indefinitely $119,626,208 of short-term losses and $261,036,213 of long-term losses.
The tax character of distributions paid during the years ended September 30, 2025 and September 30, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$195,502,752	$142,547,262
Total	$195,502,752	$142,547,262
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The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$8,474,661
Capital loss carryforward	(380,662,421)
Other book/tax temporary differences	(2,886,425)
Net unrealized depreciation	(59,548,895)
Total	$(434,623,080)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the book/tax differences in the adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, tax treatment of perpetual bonds, and the accrual of income on securities in default.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $11,881 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares of the Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time,
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except that net investment income dividends to Class A, Class C, Class R6, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and
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financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a
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private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
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The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Until recently, a commonly used reference rate for floating rate securities was LIBOR (London Interbank Offered Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the United States, a common
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benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
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H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at September 30, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
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Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at September 30, 2025 are disclosed in the Schedule of Investments.
K.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an
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investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the year ended September 30, 2025 was $397,850. There were no open purchased options contracts at September 30, 2025.
L.	Option Writing
The Fund may write put and covered call options to seek to increase total return. When an option is written, the Fund receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
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The average market value of written options for the year ended September 30, 2025 was $(198,925). There were no open written options contracts at September 30, 2025.
M.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the year ended September 30, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended September 30, 2025 was $174,174,788 and $127,622,563 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at September 30, 2025 are listed in the Schedule of Investments.
N.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
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Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2025, no collateral was pledged or paid by the Fund. Collateral received from counterparties totaled $1,026,219 for TBAs.
O.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. Investments in futures contracts to increase total returns may be considered speculative.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at September 30, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly
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correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended September 30, 2025 were $1,100,872,076 and $161,206,670, respectively. Open futures contracts outstanding at September 30, 2025 are listed in the Schedule of Investments.
P.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the
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Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed
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securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at September 30, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the year ended September 30, 2025 were $377,241,457 and $3,286,000, respectively. Open credit default swap contracts at September 30, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average
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daily net assets up to $1 billion, 0.55% on the next $9 billion and 0.50% on assets over $10 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, 0.55% on the next $9 billion and 0.50% on assets over $10 billion. For the year ended September 30, 2025, the effective management fee (excluding waivers and/or reimbursements) was equivalent to 0.56% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.07%, 1.69%, 0.59%, 1.34% and 0.69% of the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.  The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended September 30, 2025 are reflected on the Statement of Operations.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce the expenses of the Predecessor Fund to 0.59% and 0.69% of the average daily net assets attributable to Class K and Class Y shares, respectively.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $2,206,056 in management fees payable to the Adviser at September 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s
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compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended September 30, 2025, the Fund and the Predecessor Fund paid $155,389 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,737 and a payable for administrative expenses of $152,402, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended September 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$65,552
Class C	5,753
Class R6	17,813
Class R	3,749
Class Y	150,382
Total	$243,249
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets
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attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $74,801 in distribution fees payable to Victory Capital Services, Inc., distributor, at September 30, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 and Class Y Shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended September 30, 2025, CDSCs in the amount of $4,484 were paid to Amundi Distributor US, Inc., the Predecessor Fund’s distributor, or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended September 30, 2025, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default
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and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of September 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank NA	$2,743,731	$(664,902)	$—	$(1,080,000)	$998,829
Goldman Sachs & Co.	493,365	—	—	(260,000)	233,365
JPMorgan Chase Bank NA	140,519	—	—	—	140,519
State Street Bank & Trust Co.	507,983	(507,983)	—	—	—
Total	$3,885,598	$(1,172,885)	$—	$(1,340,000)	$1,372,713
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank NA	$664,902	$(664,902)	$—	$—	$—
Goldman Sachs & Co.	—	—	—	—	—
JPMorgan Chase Bank NA	—	—	—	—	—
State Street Bank & Trust Co.	524,233	(507,983)	—	—	16,250
Total	$1,189,135	$(1,172,885)	$—	$—	$16,250

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount due from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
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Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2025, was as follows:
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$3,885,598	$—	$—
Net unrealized appreciation on futures contracts^	1,083,855	—	—	—	—
Centrally cleared swap contracts	—	401,868	—	—	—
Total Value	$1,083,855	$401,868	$3,885,598	$—	$—
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$1,189,135	$—	$—
Centrally cleared swap contracts†	—	801,499	—	—	—
Total Value	$—	$801,499	$1,189,135	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at September 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(27,919,194)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	5,493,748	—	—
Options purchased*	—	—	(6,267,365)	—	—
Options written	—	—	3,061,858	—	—
Swap contracts	—	(13,705,521)	—	—	—
Total Value	$(27,919,194)	$(13,705,521)	$2,288,241	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$3,408,536	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(1,552,760)	—	—
Options purchased**	—	—	4,278,117	—	—
Options written	—	—	(2,067,233)	—	—
Swap contracts	—	425,475	—	—	—
Total Value	$3,408,536	$425,475	$658,124	$—	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1K). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1K). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of September 30, 2025, the Fund had no unfunded loan commitments outstanding.
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10. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $3,437,918,783 and an identified cost of $3,553,252,865 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
11. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub- administrator, sub-fund accountant, and transfer agent to be effective close of business on or about December 5, 2025 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
Victory Pioneer Strategic Income Fund | Annual | 111

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust XIV) and the Shareholders of Victory Pioneer Strategic Income Fund (formerly Pioneer Strategic Income Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Strategic Income Fund (formerly Pioneer Strategic Income Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust XIV), including the schedule of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended September 30, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated November 28, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
112Victory Pioneer Strategic Income Fund | Annual |

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 24, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer Strategic Income Fund | Annual | 113

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 91.50%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Strategic Income Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Strategic Income Fund reorganized into Victory Pioneer Strategic Income Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Strategic Income Fund	178,189,876	164,568,325	1,345,435	12,276,116
114Victory Pioneer Strategic Income Fund | Annual |

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19437-AFR-1125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date December 5, 2025

*	Print the name and title of each signing officer under his or her signature.